          As Filed With the Securities and Exchange Commission on April 18, 2002

                                             1933 ACT REGISTRATION NO. 333-10489
                                             1940 ACT REGISTRATION NO. 811-07781

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM N-4

                           -------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 9

                            SEPARATE ACCOUNT VA-1 OF
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              (Name of Depositor)

                #1 Franklin Square, Springfield, Illinois  62713
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code:  (800) 528-2011

                           -------------------------

                             LAUREN W. JONES, ESQ.
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   2929 Allen Parkway, Houston, Texas  77019
                    (Name and Address of Agent for Service)



Title of Securities Being Registered: Interests in Flexible Payment Deferred Individual Annuity Contracts.


It is proposed that this filing will become effective:

   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

   [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [ ] on ________, [DATE] pursuant to paragraph (a)(1) of Rule 485.

                               THE CHAIRMAN(TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS
                                   OFFERED BY
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-1

HOME OFFICE:                                    ADMINISTRATIVE OFFICE:
THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY    AMFLIC ANNUITY SERVICE CENTER
#1 FRANKLIN SQUARE                              P.O. BOX 4636
SPRINGFIELD, ILLINOIS  62713                    HOUSTON, TX  77210-4636
(800) 528-2011                                  (800) 200-3101 OR (713) 831-3310

     The American Franklin Life Insurance Company ("American Franklin") will no longer accept applications after December 31, 2001 for The Chairman flexible payment deferred individual annuity contracts (the "Contracts") described in this Prospectus. Your rights as an Owner, including the right to make additional purchase payments, are not affected by this change.

     You may use the Contracts to accumulate savings on a variable basis through purchase payment investment in Divisions funded by the following mutual fund
Portfolios:

..  Fidelity(R) Variable Insurance Products Fund
   .  VIP Money Market
   .  VIP High Income
   .  VIP Equity-Income
   .  VIP Growth
   .  VIP Overseas
   .  VIP Investment Grade Bond
   .  VIP Asset Manager(SM)
   .  VIP Index 500
   .  VIP Contrafund(R)

..  MFS Variable Insurance Trust
   .  MFS(R) Emerging Growth Series
   .  MFS(R) Research Series
   .  MFS(R) Investors Trust Series
   .  MFS(R) Total Return Series
   .  MFS(R) Utilities Series
   .  MFS(R) Capital Opportunities Series

     You may also invest purchase payments in our Fixed Account through the Contracts. This option has three different Guarantee Periods, each with its own Guaranteed Interest Rate. Special limits apply to transfers from the Fixed Account.

     The VIP Investment Grade Bond, VIP Asset Manager, VIP Index 500 and the VIP Contrafund Portfolios were formerly a part of the Fidelity Variable Insurance Products Fund II and were known as the VIPII Investment Grade Bond, VIPII Asset
Manager, VIPII Index 500 and VIPII Contrafund Portfolios, respectively. For a period of time you may receive reports and other information from us showing the previous name of the Portfolios or their related Divisions.

     We designed this Prospectus to provide you with information about the Contracts that you should know before investing. Read this Prospectus carefully and keep it for future reference. We have also filed additional information about the Contracts with the Securities and Exchange Commission ("SEC") in the Statement of Additional Information (the "Statement of Additional Information"). The Statement of Additional Information, dated May 1, 2002, is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears at page 47 of this Prospectus. You can get a free copy of the Statement of Additional Information by writing to American Franklin's Administrative Office at P.O. Box 4636, Houston, Texas 77210-4636, or by calling (800) 200-3101 or (713) 831-3310.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NEW CONTRACTS ARE NOT AVAILABLE IN ANY STATE.

     THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

     THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE VARIABLE INSURANCE PRODUCTS FUND AND MFS VARIABLE INSURANCE TRUST.

                          Prospectus dated May 1, 2002
  The Chairman is a trademark of The American Franklin Life Insurance Company.

                                    CONTENTS


                                                                                      PAGE
                                                                                      ----
Definitions.........................................................................    5
Fee Table...........................................................................    6
Summary.............................................................................    9
     Minimum Investment Requirements................................................    9
     Flexible Purchase Payments.....................................................    9
     Purchase Payment Accumulation..................................................    9
     Fixed And Variable Annuity Payments............................................    9
     Changes In Allocations Among Divisions And Guarantee Periods...................   10
     Surrenders, Withdrawals And Cancellations......................................   10
     Death Benefit..................................................................   11
     Employee Benefit Or Deferred Compensation......................................   11
     Notice To Us...................................................................   11
Financial And Performance Information...............................................   11
American Franklin And Separate Account VA-1.........................................   12
The Portfolios......................................................................   13
Voting Privileges...................................................................   17
The Fixed Account...................................................................   17
Contract Issuance And Purchase Payments.............................................   19
     Account Value..................................................................   20
     Variable Account Value.........................................................   20
     Fixed Account Value............................................................   21
Transfers, Variable Account Asset Rebalancing, Surrenders And Partial Withdrawals...   21
     Transfers......................................................................   21
     Variable Account Asset Rebalancing.............................................   22
     Surrenders And Partial Withdrawals.............................................   23
     Systematic Withdrawal Plan.....................................................   23
Charges Under The Contracts.........................................................   24
     Premium Taxes..................................................................   24
     Surrender Charge...............................................................   25
     Transfer Charges...............................................................   26
     Annual Contract Fee............................................................   27
     Charge To The Separate Account.................................................   27
     Portfolio Expenses.............................................................   27
     Reduction In Surrender Charges Or Administrative Charges.......................   27
Annuity Period And Annuity Payment Options..........................................   28
     Annuity Commencement Date......................................................   28
     Application Of Account Value...................................................   28
     Fixed And Variable Annuity Payments............................................   28
     Annuity Payment Options........................................................   29
     Transfers......................................................................   31
     Use Of Gender-Based Annuity Tables.............................................   32
Death Benefit.......................................................................   32
Other Aspects Of The Contracts......................................................   34

     Owners, Annuitants And Beneficiaries; Assignments.............   34
     Long-Term Care And Terminal Illness...........................   35
     Reports.......................................................   35
     Modification..................................................   35
     Payment And Deferment.........................................   36
Federal Income Tax Matters.........................................   36
     General.......................................................   36
     Non-Qualified Contracts.......................................   37
     Individual Retirement Annuities ("IRAs")......................   39
     Roth IRAs.....................................................   41
     Simplified Employee Pension Plans.............................   42
     Simple Retirement Accounts....................................   42
     Tax-Sheltered Annuities.......................................   42
     Other Qualified Plans.........................................   42
     Private Employer Unfunded Deferred Compensation Plans.........   44
     Federal Income Tax Withholding And Reporting..................   44
     Taxes Payable By American Franklin And The Separate Account...   44
     Diversification Requirements..................................   45
     Tax Changes...................................................   45
Distribution Arrangements..........................................   45
Legal Proceedings..................................................   46
Accumulation Units.................................................   46
Other Information On File..........................................   47
Table Of Contents Of Statement Of Additional Information...........   47

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION (OR ANY SALES LITERATURE APPROVED BY AMERICAN FRANKLIN) IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS IS NOT AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM AN OFFER WOULD BE UNLAWFUL.

                                  DEFINITIONS

ACCOUNT VALUE - the sum of an Owner's Fixed Account value and Variable Account value.

ACCUMULATION UNIT - a measuring unit used in calculating an Owner's interest in a Division of Separate Account VA-1 before the Annuity Commencement Date.

AMERICAN FRANKLIN OR WE, OUR, US - The American Franklin Life Insurance Company.

ANNUITANT - the person named in the application for a Contract on whose life annuity payments may be based.

ANNUITY COMMENCEMENT DATE - the date on which American Franklin begins making payments under an Annuity Payment Option, unless you elect a lump-sum distribution instead.

ANNUITY PAYMENT OPTION - one of the several forms in which an Owner can ask us to make annuity payments.

ANNUITY UNIT - a measuring unit used in calculating the amount of Variable Annuity Payments.

CONTRACT ANNIVERSARY - each anniversary of the date we issue your Contract. Every Contract Anniversary is the beginning of a Contract Year.

FIXED ACCOUNT - the name of the investment alternative under which we allocate your purchase payments to American Franklin's General Account.

OWNER, YOU - the holder of record of a Contract. An employer or trustee may be the Owner of a Contract in connection with a retirement plan.

PORTFOLIO - an individual fund or series available for investment under the Contracts through one of the Divisions.

VALUATION DATE - any day on which American Franklin's Administrative Office is open for business except, with respect to any Division, a day on which the related Portfolio does not value its shares.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

VARIABLE ACCOUNT - the name of the investment alternative under which we allocate your purchase payments to one or more Divisions. The return on a Division will vary, depending on the investment performance of its underlying Portfolio.

                                   FEE TABLE

     Transaction Charges

          Sales Charge Imposed on Purchases                               0%
          Maximum Surrender Charge (1)                                    6%
          (computed as a percentage of purchase payments withdrawn)
          Transfer Fee                                                  $0(2)

     Annual Contract Fee (3)                                            $30

     Separate Account VA-1 Annual Expenses (as a percentage of average daily net asset value)

          Mortality and Expense Risk Charge                            1.25%
          Administrative Expense Charge                                0.15%
                                                                       =====
            Total Separate Account VA-1 Annual Expenses                1.40%
----------------
(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."
(2) This charge is $25 for each transfer after the twelfth during each Contract Year before the Annuity Commencement Date.
(3) We don't impose this charge while we make annuity payments, and currently, if cumulative purchase payments are at least $75,000. See "Annual Contract Fee."

            The Portfolios' Annual Expenses for 2001 Fiscal Year(1)
                    (as a percentage of average net assets)

                                                                            TOTAL PORTFOLIO
                                               MANAGEMENT        OTHER         OPERATING
                                                  FEES         EXPENSES        EXPENSES
                                               ----------      --------     ---------------
VIP Money Market - Initial Class...........        0.18%          0.10%         0.28%
VIP High Income - Initial Class............        0.58%          0.13%         0.71%(2)
VIP Equity-Income - Initial Class..........        0.48%          0.10%         0.58%(2)
VIP Growth - Initial Class.................        0.58%          0.10%         0.68%(2)
VIP Overseas - Initial Class...............        0.73%          0.19%         0.92%(2)
VIP Investment Grade Bond - Initial Class..        0.43%          0.11%         0.54%(2)
VIP Asset Manager - Initial Class..........        0.53%          0.11%         0.64%(2)
VIP Index 500 - Initial Class..............        0.24%          0.11%         0.35%(3)
VIP Contrafund - Initial Class.............        0.58%          0.10%         0.68%(2)
MFS Emerging Growth........................        0.75%          0.12%         0.87%(4)
MFS Research...............................        0.75%          0.15%         0.90%(4)
MFS Investors Trust........................        0.75%          0.15%         0.90%(4)
MFS Total Return...........................        0.75%          0.14%         0.89%(4)
MFS Utilities..............................        0.75%          0.18%         0.93%(4)
MFS Capital Opportunities (5)..............        0.75%          0.16%         0.91%(4)

-------------------
(1) Portfolio Annual Expenses are those incurred for the year ended December 31, 2001.

(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. In addition through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Products for details. These offsets may be discontinued at any time.

(3) The Portfolio's manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 28%. This arrangement can be discontinued by the Portfolio's manager at any time. Including this reimbursement, the "Management Fee", "Other Expenses" and "Total Annual Expenses" in 2001 were 0.24%, 0.04% and 0.28%, respectively.

(4) Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each MFS series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. MFS series expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions and any applicable expense reimbursements, the total operating expenses for MFS Emerging Growth would have been 0.86%; for MFS Capital Opportunities: 0.90%; for MFS Research: 0.89%; for MFS Investors Trust: 0.89%; for MFS Total Return: 0.88%; for MFS Utilities:
0.92%.

(5) Management Fees, Other Expenses and Total Portfolio Operating Expenses would have been 0.75%, 0.21% and 0.96%, respectively, without certain voluntary fee waivers and expense reimbursements from the investment adviser or other parties.

EXAMPLES

IF ALL AMOUNTS INVESTED IN ONE OF
 THE FOLLOWING PORTFOLIOS:             1 YEAR      3 YEARS      5 YEARS       10 YEARS
VIP Money Market..................       $78         $100         $131          $206
VIP High Income...................        82          113          153           251
VIP Equity-Income.................        81          109          146           237
VIP Growth........................        82          112          151           248
VIP Overseas......................        84          120          164           272
VIP Investment Grade Bond.........        80          108          144           233
VIP Asset Manager.................        81          111          149           244
VIP Index 500.....................        79          102          134           213
VIP Contrafund....................        82          112          151           248
MFS Emerging Growth...............        84          118          161           267
MFS Research......................        84          119          163           270
MFS Investors Trust...............        84          119          163           270
MFS Total Return..................        84          119          162           269
MFS Utilities.....................        84          120          164           273
MFS Capital Opportunities.........        84          119          163           271

     If you do not surrender a Contract or annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

IF ALL AMOUNTS ARE INVESTED IN
 ONE OF THE FOLLOWING PORTFOLIOS:        1 YEAR     3 YEARS       5 YEARS      10 YEARS
VIP Money Market..................         $18          $55          $ 95         $206
VIP High Income...................          22           68           117          251
VIP Equity-Income.................          21           64           110          237
VIP Growth........................          22           67           115          248
VIP Overseas......................          24           75           128          272
VIP Investment Grade Bond.........          20           63           108          233
VIP Asset Manager.................          21           66           113          244
VIP Index 500.....................          19           57            98          213
VIP Contrafund....................          22           67           115          248
MFS Emerging Growth...............          24           73           125          267
MFS Research......................          24           74           127          270
MFS Investors Trust...............          24           74           127          270
MFS Total Return..................          24           74           126          269
MFS Utilities.....................          24           75           128          273
MFS Capital Opportunities.........          24           74           127          271

     We compiled this Fee Table to help you understand the various costs and expenses that you would bear, directly or indirectly, under the Contract. The table reflects expenses of Separate Account VA-1 (the "Separate Account") and the Portfolios. In addition to the fees and expenses described below, we will deduct an amount to cover any applicable premium taxes. Premium tax rates depend on your place of residence at the time the tax is charged. Rates currently range from 0% to 3.5% and may change.

     THESE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance.

                                    SUMMARY

     You should read this summary together with the other information in this Prospectus. We designed the Contracts to provide retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of savings under the Contract to provide fixed or variable annuity payments. If you are purchasing the Contract through a tax favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides tax sheltered growth.

MINIMUM INVESTMENT REQUIREMENTS

     Your initial purchase payment must be at least $5,000 (or $2,000 for IRAs and SEPs). Any subsequent purchase payment must be at least $50. If the Account Value for a Contract falls below $500, we may cancel your interest in the Contract and treat it as a full surrender. Different termination provisions apply to IRAs. We also may transfer funds from a Division (other than the VIP Money Market Division) or from a Guarantee Period, without charge, to the VIP Money Market Division if the Account Value of that Division or Guarantee Period falls below $500. See "Contract Issuance and Purchase Payments."

FLEXIBLE PURCHASE PAYMENTS

     After your initial purchase payment, you determine the frequency and the amount of purchase payments, subject to certain limits. See "Contract Issuance and Purchase Payments." If mandated under applicable law, we may be required to reject a purchase payment.

PURCHASE PAYMENT ACCUMULATION

     Purchase payments will accumulate on a variable or fixed basis, as you direct, until the Annuity Commencement Date. For variable accumulation, you may allocate purchase payments and Account Value to one or more of the 15 available Divisions of the Separate Account. Each Division invests in shares of one of 15 corresponding Portfolios. See "The Portfolios." As the value of the investments in a Portfolio's shares increases or decreases, the value of accumulated purchase payments in the corresponding Division increases or decreases, subject to applicable charges and deductions. See "Variable Account Value."

     For fixed accumulation, you may allocate purchase payments and Account Value to one or more of the three Guarantee Periods currently available in the Fixed Account. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments in a Guarantee Period increases at the Guaranteed Interest Rate applicable to that Guarantee Period. See "The Fixed Account."

FIXED AND VARIABLE ANNUITY PAYMENTS

     You may elect to receive fixed or variable annuity payments, or a combination of them, starting on the Annuity Commencement Date.

     Fixed Annuity Payments are periodic payments from American Franklin which are fixed and guaranteed by American Franklin. The amount of the payments will depend on the annuity payment option chosen, the age, and in some cases, sex of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

     Variable annuity payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment will depend on the net investment return of the Division or Divisions you choose. If the annualized net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables, the monthly payment will be greater than the previous payment. If the annualized net investment return for a month is less than the assumed interest rate, the monthly payment will be less than the previous payment. The assumed interest rate used in the Contract's annuity tables is 3.5% per year. We may in the future offer other forms of Contract with a lower assumed interest rate, and we reserve the right to discontinue offering the higher interest rate form of Contract. See "Annuity Period and Annuity Payment Options."

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

     Before the Annuity Commencement Date, you may change your allocation of future purchase payments to each of the various Divisions and Guarantee Periods, without charge.

     In addition, you may reallocate Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. Transfers out of a Guarantee Period, however, are subject to limitations as to amount. For these and other terms and conditions of transfer, see "Transfer, Surrender and Partial Withdrawal of Account Value - Transfers."

     After the Annuity Commencement Date, you may transfer Account Value among the Divisions, or from a Division to a fixed Annuity Payment Option, but you cannot make transfers from a fixed Annuity Payment Option. See "Annuity Period and Annuity Payment Options - Transfers."

SURRENDERS, WITHDRAWALS AND CANCELLATIONS

     You may totally surrender or partially withdraw funds from a Contract at any time before the Annuity Commencement Date, by written request to us. We may assess a Surrender Charge, and you may have to pay a tax or a tax penalty. The maximum Surrender Charge (computed as a percentage of purchase payments withdrawn) is 6% of purchase payments withdrawn during the first two years after we received them. See "Surrenders and Partial Withdrawals" and "Charges Under the Contracts - Surrender Charge."

     You may cancel your Contract by delivering or mailing it, with a written cancellation request, to us before the close of business on the tenth day after you receive the Contract. (In some states, the Contract may provide for a different period.) If you cancel the Contract, we will deem it cancelled on the date of the postmark, and we will refund the Account Value plus any premium taxes and Annual Contract Fee that have been deducted. If state law requires, we will refund the greater of that amount or the amount of purchase payments.

     Surrenders, withdrawals and cancellations may have adverse tax consequences. See "Federal Tax Matters."

DEATH BENEFIT

     If the Annuitant (where there is no surviving contingent annuitant) or Owner dies before the Annuity Commencement Date, we will pay a death benefit to the beneficiary. The death benefit amount will depend on whether your Contract has a death benefit endorsement, but it will be at least the greater of the Account Value at the time we receive proof of death minus premium taxes, or the sum of all purchase payments made minus surrenders and withdrawals. See the "Death Benefit" section in this Prospectus.

EMPLOYEE BENEFIT OR DEFERRED COMPENSATION

     Any applicable employee benefit or deferred compensation plan may limit your rights under a Contract to surrender, take partial withdrawals, make purchase payments, and annuitize. This Prospectus doesn't describe any employee benefit or deferred compensation plans. You should learn about any retirement or deferred compensation plan that applies to your Contract. You can get more information on some employee benefit plans from the disclosure documents prepared under the Employee Retirement Income Security Act of 1974. We are not responsible for monitoring or assuring compliance with any retirement or deferred compensation plan.

NOTICE TO US

     Direct all communications to us to our Administrative Office. Include the Contract number, the Owner's name and, if different, the Annuitant's name.

     We deem purchase payments or other communications to be received by us on the actual date of receipt in proper form unless we receive them (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date. In either of these cases, the date of receipt is the next Valuation Date.

                     FINANCIAL AND PERFORMANCE INFORMATION

     For historical financial information on the Divisions, see "Accumulation Units."

     From time to time, we may include in advertisements and other sales materials several types of performance information for the Divisions, including "average annual total return," "total return," and "cumulative total return." The VIP Investment Grade Bond Division and the VIP High Income Division may also advertise "yield." The VIP Money Market Division may advertise "yield" and "effective yield."

     Each of these figures is based on historical information and does not represent the future performance of a Division. These performance figures also do not represent the actual experience of any particular Owner. The investment experience for each Division reflects the investment performance of the separate Portfolio funding the Division for the periods stated. For periods before the Contract became available, we may also show results by applying all applicable Contract charges and fees to the historical Portfolio performance results for those periods. Additional information about the Divisions' performance appears in the Statement of Additional Information.

     We may also advertise our ratings by independent financial rating services, such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The ratings from these three nationally-recognized rating organizations reflect the claims paying ability and financial strength of American Franklin and are not a rating of investment performance of the Divisions or the Contracts.

     In addition, we may include in advertisements endorsements in the form of a list of organizations, individuals or other parties that recommend American Franklin or the Contracts. American Franklin may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

     The financial statements for the Separate Account and American Franklin are located in the Statement of Additional Information. See page 2 and the last page of the Prospectus for information on how to obtain a copy of the Statement of Additional Information. The financial statements of American Franklin should be considered only as bearing on the ability of American Franklin to meet its contractual obligations under the Contracts; they do not reflect the investment performance of the Separate Account.

                  AMERICAN FRANKLIN AND SEPARATE ACCOUNT VA-1

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of variable annuities and variable universal life insurance.

     American Franklin is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name for American Franklin and its affiliates. The commitments under the policies are American Franklin's, and AIG has no legal obligation to back those commitments.

     American Franklin has announced that it intends to merge with American General Life Insurance Company ("American General Life"), subject to receipt of required approvals from the SEC and certain state insurance departments. American General Life is an affiliate of American Franklin and is also an indirect wholly-owned subsidiary of AIG. Following the merger the Separate Account will be a separate account of American General Life and the commitments under the policies will be American General Life's. We expect the merger to occur by the end of 2002.

     American Franklin is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. American Franklin's membership in IMSA applies only to American Franklin and not its products.

     We established the Separate Account on May 22, 1996. It consists of 15 Divisions, all of which are available under the Contracts offered by this Prospectus. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). This registration does not mean that the SEC supervises the management or investment policies of the Separate Account. The Separate Account meets the definition of a "separate account" under federal securities laws.

     The operations of each Division of the Separate Account are part of our general operations, and the assets of the Separate Account belong to us. Obligations under the contracts are our obligations. Under Illinois law, the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with liabilities arising out of any other business which we may conduct, but are held exclusively to meet our obligations under variable annuity contracts issued through the Separate Account. We may transfer the excess to our general account. The income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.

                                 THE PORTFOLIOS

     Each Division of the Separate Account invests exclusively in shares of a specific separate investment Portfolio that is operated by one of three mutual funds (the "Funds"). The Funds sell shares of these Portfolios, without sales charges, exclusively to insurance company separate accounts and qualified plans. The two Funds are the VARIABLE INSURANCE PRODUCTS FUND ("VIP") and the MFS VARIABLE INSURANCE TRUST ("MFS Trust"). The Portfolios are listed below.

     Each of these Funds also offers its shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with us. We do not see any conflict between Owners of Contracts and Owners of variable life insurance policies or variable annuity contracts issued by insurance companies not affiliated with American Franklin. Nevertheless, the Boards of Trustees of each of these Funds will monitor to identify any material irreconcilable conflicts that may develop and determine what, if any, action should be taken in response. If it becomes necessary for any separate account to replace shares of any Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.

     Each Portfolio has a different investment objective and different investment policies. The objectives and policies of each Portfolio will affect its return and its risks. The Prospectuses and Statements of Additional Information for the Portfolios describe in detail the investment objectives, policies, restrictions and risks of the Portfolios. The Prospectuses for the Portfolios are attached to this Prospectus.

     The investment objectives and policies of some of the Portfolios may be similar to those of other funds managed by the same investment adviser. The investment results of the Portfolios, however, may be higher or lower than the results of those other funds. There can be no assurance, and we do not represent, that the investment results of any Portfolio will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

     Following is a summary of the policies and objectives of the Portfolios of the VIP:

     VIP MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers and complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the Portfolio's investments.

     VIP HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital. The Portfolio normally invests in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a discussion of the risks of investing in junk bonds, see the Prospectus for the Variable Insurance Products Fund for details.

     FMR may invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganization or financial restructurings.

     VIP EQUITY-INCOME PORTFOLIO seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Portfolio normally invests at least 80% of the fund's assets in income-producing equity securities.

     VIP GROWTH PORTFOLIO seeks capital appreciation and normally invests its assets primarily in common stocks. The Portfolio invests its assets in companies which its investment adviser believes have above-average growth potential.

     VIP OVERSEAS PORTFOLIO seeks long-term growth of capital and normally invests at least 80% of the Portfolio's assets in non-U.S. securities. The Portfolio normally invests its assets primarily in common stocks.

     VIP INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital and normally invests at least 80% of the fund's assets in investment-grade debt securities of all types and repurchase agreements for those securities, in addition to U.S. dollar-denominated investment-grade bonds. The investment adviser uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the Portfolio and selecting investments and manages the Portfolio to have similar overall interest rate risk to the index.

     VIP ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

     VIP INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), and normally invests at least 80% of its assets in common stocks included in the S & P 500. The S & P 500 is a widely recognized, unmanaged index of common stock prices.

     VIP CONTRAFUND PORTFOLIO seeks long-term capital appreciation and normally invests its assets primarily in common stocks. The Portfolio invests its assets in securities of companies whose value the investment adviser believes is not fully recognized by the public.

     Following is a summary of the policies and objectives of the Portfolios of the MFS Trust:

     MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

     MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

     MFS INVESTORS TRUST SERIES will seek long-term growth of capital with a secondary objective to seek reasonable current income. The series will also seek to provide income equal to approximately 90% of the Dividend Yield on the Standard & Poor's 500 Composite Index. The series invests, under normal market conditions, at least 65% of its net assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.

     MFS TOTAL RETURN SERIES will primarily seek to obtain above-average income (compared to a portfolio invested entirely in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential. The series is a "balanced fund," and invests in a combination of equity and fixed income securities.

     MFS UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 80% of its net assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

     MFS CAPITAL OPPORTUNITIES SERIES will seek capital appreciation. The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.

     We do not guarantee that any Portfolio will achieve its objective. In addition, no single Portfolio or Division, by itself, constitutes a balanced investment plan.

     Except for the VIP MONEY MARKET, VIP INVESTMENT GRADE BOND, VIP INDEX 500 and MFS INVESTORS TRUST SERIES Portfolios, the Portfolios can purchase lower-quality bonds, also known as "junk bonds". Junk bonds are highly speculative. They provide poor protection for payment of principal and interest. Changes in an issuer's creditworthiness can cause greater risks of default or price changes than the risks typically associated with higher-rated securities. For a discussion of the risks of investing in junk bonds, see the Prospectuses for the Funds, which are attached to this Prospectus.

     Subject to the approval and supervision of the Funds' Boards of Trustees, Fidelity Management & Research Company ("FMR") manages the day-to-day investment operations of VIP (with the exception of VIP Index 500, whose sub-adviser, Deutsche Asset Management, Inc. (DAMI) chooses its investments), and exercises overall responsibility for the investment and reinvestment of their assets. Each Portfolio of the VIP pays FMR a monthly fee for managing its business and investment affairs. For a description of FMR and the calculation of its fee, see the Prospectuses and Statements of Additional Information for the VIP.

     Subject to the policies of the Fund's Board of Trustees, Massachusetts Financial Services Company ("MFS") makes investment decisions for each Portfolio of the MFS Trust. MFS also provides the MFS Trust Portfolios with administrative services and general office facilities. MFS receives a monthly management fee for its services. For a description of MFS and the calculation of its fee, see the Prospectus of the MFS Trust.

     We and the Funds' investment advisers may agree that the investment advisers will reimburse us or our affiliates for certain costs incurred in administering the Funds as variable funding options for the Contracts. We have agreed with MFS that MFS or its affiliates will pay us a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each Portfolio of the MFS Trust attributable to the Contracts and certain other variable contracts that we or our affiliates issue. This fee will not be paid by the Portfolios, their shareholders or the Owners.

     Affiliates of FMR may compensate us or our affiliates for administrative, distribution, or other services relating to the Portfolios of the Funds. Such compensation is generally based on assets of the portfolios attributable to the Contracts and certain other variable contracts that we or our affiliates issue.

     BEFORE YOU SELECT ANY DIVISION, you should carefully read the Funds' prospectuses. To obtain additional copies of the Prospectuses of the Funds, contact us.

                               VOTING PRIVILEGES

     At meetings of Portfolio shareholders, the Separate Account will vote shares of the Portfolios according to your instructions, in proportion to the shares attributable to your Contract. We will request voting instructions from Owners of Contracts that are not yet in the annuity period. (This is the period when we make annuity payments under an annuity payment option.) For Contracts that are in the annuity period, we will request instructions from Annuitants or other payees, or from Owners of Section 457 Contracts. We will determine the persons entitled to give voting instructions, and the number of their votes, as of the record date for a meeting.

     If there are shares for which we receive no instructions, or if we hold shares on our own behalf, we will vote these shares in the same proportion as the shares for which we do receive instructions.

     The number of votes you are entitled to direct for a Portfolio equals (a) your Variable Account value in that Portfolio divided by (b) the net asset value of one share of that Portfolio. We will take fractional shares into account in determining the number of votes. If you have chosen a variable annuity payment option, we will calculate your votes in a similar manner, based on our liability for future variable annuity payments as of the record date, the mortality assumptions and the assumed interest rate used to determine the number of Annuity Units under a Contract and the applicable value of an Annuity Unit on the record date.

     We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

                               THE FIXED ACCOUNT

     ANY PURCHASE PAYMENTS THAT YOU ALLOCATE TO A GUARANTEE PERIOD OF THE FIXED ACCOUNT OR THAT SUPPORTS FIXED ANNUITY PAYMENTS BECOMES PART OF OUR GENERAL ACCOUNT. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, WE HAVE NOT REGISTERED THE GENERAL ACCOUNT UNDER THE SECURITIES ACT OF 1933 OR AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. WE HAVE BEEN ADVISED THAT THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS ABOUT THE FIXED ACCOUNT OR ABOUT FIXED ANNUITY PAYMENTS. THOSE DISCLOSURES, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS THAT REQUIRE STATEMENTS IN PROSPECTUSES TO BE ACCURATE AND COMPLETE.

     Obligations of the Fixed Account are our legal obligations and are supported by our General Account assets, which also support our obligations under other insurance and annuity contracts. American Franklin owns the investments purchased with Fixed Account funds, and the Separate Account Owners have no legal rights in those investments.

     If you allocate Account Value to the Fixed Account, you earn a Guaranteed Interest Rate, starting on the date of your allocation. This Guaranteed Interest Rate continues for the Guarantee Period you select. You can select a Guarantee Period from the Guarantee Periods that we then offer. We currently offer Guarantee Periods of one, three and five years. Each Guarantee Period has its own Guaranteed Interest Rate, which may be different from the rate for other Guarantee Periods.

     At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including accrued interest, to a new Guarantee Period of the same length, unless you have instructed us differently in writing. You can instruct us to allocate the Account Value to a different Guarantee Period, to several Guarantee Periods, or to one or more of the Divisions of the Separate Account. We must receive this written request at least three Valuation Dates before the end of the Guarantee Period. If you have not given us a written allocation request, and the renewed Guarantee Period extends beyond your scheduled Annuity Commencement Date, we will contact you about your scheduled Annuity Commencement Date. If you elect to annuitize in this situation, we may waive the Surrender Charge. See "Annuity Payment Options" and "Surrender Charge."

     The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the earlier Guarantee Period. We will notify you at least 30 days and not more than 60 days before the end of any Guarantee Period. If your Account Value in a Guarantee Period is less than $500, we reserve the right, without charge, to automatically transfer the balance to the VIP Money Market Division at the end of that Guarantee Period, unless we have received written instructions in good order to transfer the balance to a Division, or to allocate the balance to a new Guarantee Period.

     We declare the Guaranteed Interest Rates from time to time at our discretion. We will notify you about the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a purchase payment, you make a transfer, or a you renew a Guarantee Period. Interest rates may vary from one Guarantee Period to another because the other Guarantee Period begins on a different date, or is of a different length. Also, we may credit different rates of interest to a renewed Guarantee Period and a Guarantee Period in respect of a new Contract, an additional purchase payment or a transfer from the Variable Account that begin on the same date and are of the same length. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

     From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. We reserve the right to change the Guarantee Periods available at any time.

     AMERICAN FRANKLIN'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. WE CANNOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES ABOVE THE MINIMUM GUARANTEED INTEREST RATE.

     You can get information on the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from us.

                    CONTRACT ISSUANCE AND PURCHASE PAYMENTS

     The minimum initial purchase payment for a Contract is $5,000 (or $2,000 for IRA or SEP Contracts). Subsequent purchase payments allocated to any Division or Guarantee Period must be at least $50. We reserve the right to change these minimums. We may waive the minimum initial purchase payment amount for a block of Contracts where the average purchase payment for the block meets the minimum requirement.

     You must apply for a Contract by filling out and signing our application form. We may agree to accept applications in other mediums or formats. If you submit a properly completed application along with a purchase payment, we will, within two business days after we receive them, either process the application, credit the purchase payment, and issue the Contract, or reject the application and return the purchase payment to you.

     If we receive an incomplete application, we will attempt to contact you to complete it. If we cannot complete the application within five business days after we receive the initial purchase payment, we will immediately return the entire initial purchase payment to you unless you have been informed of the delay and you have asked us not to return it. When your application is complete, we will credit the balance of the initial purchase payment, after deducting any charges and any applicable premium tax, to the Divisions and/or the Fixed Account according to your selection.

     We credit subsequent purchase payments as of the end of the Valuation Period in which we receive them together with any required written identifying information. We reserve the right to reject any application or purchase payment for any reason.

     If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance to the VIP Money Market Division. If your Account Value in any Division falls below $500 because of a transfer to other Divisions or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the Divisions or Fixed Account to which the transfer was made. We will waive these minimum requirements for transfers under the Variable Account Asset Rebalancing program. See "Variable Account Asset Rebalancing."

     A purchase payment begins to earn a return on the date that it is credited to a Contract. You must allocate amounts of each purchase payment to Divisions or Guarantee Periods in whole percentages on the application form. You can change these allocation percentages any time by sending written notice to us.

     If your total Account Value falls below $500, we may cancel the Contract. (In Texas, if your Account Value is less than $500 or would provide an income the initial amount of which is less than $20 per month and no purchase payments have been applied for a period of 2 full years, we may cancel the Contract upon 60 days' notice to you, and return your Account Value.) IRA annuities have different termination provisions. We will consider any cancellation to be a full surrender of the Contract. We will provide you with 60 days' advance notice of any such cancellation.

     If your Account Value does not fall below $500, you are not required to make any further purchase payments. However, you may make subsequent purchase payments any time before the Annuity Commencement Date while the Owner and Annuitant are still living. Make checks for subsequent purchase payments payable to The American Franklin Life Insurance Company, and send them to us. We will also accept purchase payments by wire or by exchange from another insurance company. You can get more information about making purchase payments by either of these methods from a sales representative or from us.

     You may make purchase payments in connection with salary reduction plans under Section 403(b) of the Internal Revenue Code only with American Franklin's agreement. Also, the following annual limits on purchase payments apply to Contracts in the categories shown:

     Contract                  Maximum Purchase Payments Per Year
     --------                  -----------------------------------
     IRA                       In general, $3,000
     SEP                       $40,000
     SIMPLE IRA                Maximum contribution allowed by law
     Section 457 Contract      In general, $11,000

ACCOUNT VALUE

     Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account value and your Fixed Account value, as discussed below.

VARIABLE ACCOUNT VALUE

     Your Variable Account value as of any Valuation Date before the Annuity Commencement Date equals the sum of the Variable Account values in each Division of the Separate Account on that date. The Variable Account value in a Division is the number of Accumulation Units in that Division multiplied by the value of an Accumulation Unit on that Valuation Date. WE DO NOT GUARANTEE ANY MINIMUM VARIABLE ACCOUNT VALUE. YOU BEAR THE ENTIRE RISK OF ALL INVESTMENT LOSSES OF ANY AMOUNT THAT YOU ALLOCATE TO THE SEPARATE ACCOUNT.

     We credit Accumulation Units to a Division when you allocate purchase payments or transfer amounts to that Division. Similarly, we cancel Accumulation Units when you transfer or withdraw amounts from a Division, and to pay certain charges under the Contract. We will credit or cancel Accumulation Units based on their value at the end of the Valuation Date on which the related amounts are being credited to or charged against the Variable Account value.

     We calculate the value of an Accumulation Unit for a Division on any Valuation Date by multiplying the prior value of that Division's Accumulation Unit by the Division's net investment factor for the Valuation Period ending on that Valuation Date. The value of an Accumulation Unit for each Division at the start of operations was $5. Investment performance of a Portfolio, expenses, and deduction of charges all affect Accumulation Unit value.

     We determine the net investment factor for a Division by:

     . dividing the net asset value per share of the Portfolio shares held by the Division, as of the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Division during the current Valuation Period, by

     . the net asset value per share of the Portfolio shares held in the Division as of the end of the previous Valuation Period, and

     . subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

     The Fixed Account value as of any Valuation Date before the Annuity Commencement Date is the sum of the Fixed Account value in each Guarantee Period as of that date. The Fixed Account value in any Guarantee Period equals the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

     We guarantee the Fixed Account value. Therefore, we bear the investment risk of amounts you allocate to the Fixed Account. However, we may vary the Guaranteed Interest Rate for future Guarantee Periods.

     TRANSFERS, VARIABLE ACCOUNT ASSET REBALANCING, SURRENDERS AND PARTIAL
                                  WITHDRAWALS

TRANSFERS

     Starting 30 days after your Contract's issue date (and before the Annuity Commencement Date), you may transfer your Account Value among the available Divisions of the Separate Account and Guarantee Periods, subject to the conditions described below. Transfers are effective at the end of the Valuation Period in which we receive a written or telephone transfer request.

     You may make up to 12 transfers each Contact Year without charge. Each additional transfer will cost $25. You may not, during any Contract Year, transfer out of a Guarantee Period more than 25% of the Account Value that you allocated to it at its inception. This 25% limit does not apply to transfers 15 days before or after the end of the Guarantee Period to the same or to another Guarantee Period. The 25% limit also does not apply to a renewal at the end of the Guarantee Period to a different Guarantee Period of the same length.

     Subject to the above general rules concerning transfers, you may establish an automatic transfer plan, where we automatically transfer amounts from the VIP Money Market Division to one or more other Divisions, on a monthly, quarterly or semi-annual basis. These transfers will not count towards the 12 free transfers each Contract Year, and will not incur a $25 charge. You can get more information about how to establish an automatic transfer program from a sales representative or from us.

     You must authorize telephone transfers by completing a Telephone Transfer Privilege Form. If we have a properly completed form on file from whoever is entitled to make transfers, we will make transfers according to telephone instructions, subject to the terms of the Telephone Transfer Privilege authorization.

     Because we will honor telephone transfer instructions from anyone who provides correct information, there is a risk that an unauthorized person could use this service in your name, which could cost you money. We have established procedures for accepting telephone transfer instructions, which include verification of the Contract number, the identity of the caller, both the Annuitant's and Owner's names, and a form of personal identification from the caller. We will mail to the Owner a written confirmation of the transaction. We are not liable for any acts or omissions based on instructions that we reasonably believe to be genuine, including losses arising from errors in the communication of instructions.

     If several people try to make telephone transfers at the same time, or if the recording equipment malfunctions, you may not be able to make a telephone transfer when you want. If this happens, you may submit a written transfer request. Also, if the recording of a telephone request is incomplete or if we can't understand what is being said, because of equipment malfunction or for any other reason, we will not process the transaction. The phone numbers you should use for telephone transfers are (800) 200-3101, or in the Houston area, (713) 831-3310.

     The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Contract Owners.

VARIABLE ACCOUNT ASSET REBALANCING

     Variable Account Asset Rebalancing authorizes us to automatically transfer your Account Value among the Divisions on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date, so that the values in each Division on the transfer date correspond to a percentage allocation of the total Variable Account value that you designate. You may not use Variable Account Asset Rebalancing to transfer amounts to or from any Guarantee Period.

     Variable Account Asset Rebalancing is designed to permit the exchange of Variable Account value from those Divisions that have increased in value to those Divisions that have declined in value. Over time, this method of investing may help you to purchase at lower prices and sell at higher prices. However, we cannot assure you that this actually will happen. This method does not guarantee that you will experience profits or that you will not experience losses.

     You can use Variable Account Asset Rebalancing if your Contract has an Account Value of at least $25,000 at the time we receive your application for the Program. You can apply for the Program any time, and once enrolled, you can get out of the Program any time, effective after we receive a written notice. Transfers under the Variable Account Asset Rebalancing Program will not count towards the twelve free transfers each Contract Year, and will not incur a $25 charge. See "Transfers," above.

SURRENDERS AND PARTIAL WITHDRAWALS

     Any time before your Annuity Commencement Date (and while the Annuitant is still living), you may surrender or take a partial withdrawal from your Contract. All collateral assignees of record must consent to any full surrender or partial withdrawal.

     If you make a full surrender, we will pay your Account Value as of the end of the Valuation Period in which we receive a written surrender request in good order, minus any applicable Surrender Charge, uncollected Annual Contract Fee (see "Annual Contract Fee") and applicable premium tax. You must return your Contract along with any request for a full surrender. After a full surrender, or if your Account Value falls to zero, all rights of the Owner, Annuitant or any other person with respect to the Contract will end.

     If you request a partial withdrawal, you should specify, in writing, the Divisions or Guarantee Periods from which you wish the withdrawal to be made. If you don't give us instructions, or if we can't process the withdrawal according to your instructions, we will make the withdrawal pro-rata from the Divisions and Guarantee Periods, based on your Account Value in each. Partial withdrawal requests must be for at least $100 or, if less, for all of the Account Value. Unless you request otherwise, upon a partial withdrawal, the Accumulation Units and Fixed Account interests that are canceled will equal the amount of the withdrawal request, and we will pay you the amount of your withdrawal request less any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

SYSTEMATIC WITHDRAWAL PLAN

     You may make automatic partial withdrawals, with minimum payments of $100, at periodic intervals through a systematic withdrawal program. You may choose monthly, quarterly, semi-annual or annual payment schedules, and may start, stop, increase or decrease payments, subject to the minimum payment limit. You may start taking these withdrawals as early as 30 days after the issue date of the Contract, and they may be taken from the Fixed Account or any Division, as you specify. The terms and conditions applicable to other partial withdrawals apply to systematic withdrawals, including Surrender Charges and exceptions to Surrender Charges. Systematic withdrawals may be subject to federal tax penalties and federal income tax withholding.

     You can get more information about how to establish a systematic withdrawal program from a sales representative or from us. We reserve the right to modify or terminate the procedures for systematic withdrawals at any time.

     THERE ARE CERTAIN RESTRICTIONS ON WITHDRAWALS UNDER SECTION 403(B) TAX SHELTERED ANNUITIES. If your contract was issued under the Texas Optional Retirement Program, you may not redeem it before your termination of employment in the Texas public institutions of higher education or retirement, death or reaching age 70 1/2.

     Any full surrender or partial withdrawal payment may be subject to federal income tax withholding and federal tax penalties. See "Federal Income Tax Matters."

                          CHARGES UNDER THE CONTRACTS

     We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Surrender Charge may not fully cover all of the sales and distribution expenses that we actually incur, and we may use proceeds in part from other charges, including the mortality and expense risk charge, to cover such expenses.

PREMIUM TAXES

     When applicable, we will deduct charges for premium taxes. We will make such a deduction, in accordance with applicable state law:

     (1)  from purchase payment(s) when we receive them; or
     (2)  from your Account Value when annuity payments begin; or
     (3)  from any partial withdrawal; or
     (4) from proceeds payable on termination of the Contract for any other reason, including death of the Annuitant or Owner, or surrender of the Contract.

     If you owe premium tax under paragraphs 2, 3, or 4 above, we may collect reimbursement for the tax by multiplying the sum of the purchase payments being withdrawn by the applicable premium tax percentage.

     Applicable premium tax rates depend upon your then-current place of residence. Rates currently range from 0% to 3.5%, and are subject to change.

SURRENDER CHARGE

     The Surrender Charge compensates us for part of our expenses related to distributing the Contracts. We believe, however, that the amount of expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay any excess out of our general surplus.

     Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we received it. The percentage declines depending on how many years have passed since the withdrawn purchase payment was made, as follows:

                                  Surrender Charge as a Percentage
        Year of Purchase                    of Purchase
        Payment Withdrawal               Payment Withdrawn
        ------------------       ----------------------------------

                1st                             6%
                2nd                             6%
                3rd                             5%
                4th                             5%
                5th                             4%
                6th                             4%
                7th                             2%
             Thereafter                         0%

     To compute the Surrender Charge, we will consider the earliest purchase payments to be withdrawn first, and purchase payments to be withdrawn before any amounts in excess of purchase payments are withdrawn from Account Value. We will consider the following transactions as withdrawals, for purposes of assessing the Surrender Charge: total surrender, partial withdrawal, commencement of an annuity payment option, and termination due to insufficient Account Value.

     The Surrender Charge does not apply to the portion of a withdrawal or total surrender in any Contract Year that is 10% or less of the amount of purchase payments that (a) have not previously been withdrawn and (b) have been credited to the Contract between one year and seven years, minus the amount of any previous withdrawals during such Contract Year. If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, purchase payments credited for 30 days or more are eligible for the 10% free withdrawal privilege.

     We also will not apply the Surrender Charge to withdrawals in the following circumstances:

     . If your withdrawals exceed the cumulative amount of your purchase payments, we will not apply the Surrender Charge to the excess;

     .  The Annuitant dies, at any age, after the Annuity Commencement Date;

     . The Annuitant dies, at any age, before the Annuity Commencement Date, provided no contingent annuitant survives;

     . Annuitization under an annuity payment option involving payments for at least 10 years, or annuitization under an annuity payment option involving a life contingency if the life expectancy is at least 10 years; or

     . You or your Annuitant have been confined to a long-term care facility or are subject to a terminal illness (to the extent that the riders for these matters are available in the applicable state), after the first Contract Year, as set forth under "Long-Term Care and Terminal Illness."

     In Maryland, the Surrender Charge will also not apply if an Annuity Payment Option starts at age 99.

     We may also waive the Surrender Charge for the surrender of a Contract or the withdrawal of Account Value (limited to the Variable Account value and the one year Guarantee Period) under Contracts issued to Owners who are bona-fide full-time employees of American Franklin, The Franklin Life Insurance Company or Franklin Financial Services Corporation, the principal underwriter of the Contracts. This waiver is based on the Contract Owner's status at the time the Contract was purchased.

     We will not apply the Surrender Charge to any amounts withdrawn above the amount permitted by the 10% free withdrawal privilege, described above, if you must withdraw those amounts to obtain or retain favorable tax treatment. This exception is subject to our approval.

     We will not consider a free withdrawal pursuant to any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraphs.

     Withdrawals are subject to tax, and you may have to pay a federal tax penalty on distributions if the recipient is under age 59 1/2. In addition, distributions may be subject to federal income tax withholding. See "Federal Income Tax Matters."

TRANSFER CHARGES

     The first 12 transfers in any Contract Year are free. After that, we charge $25 for each transfer. Transfers under an automatic transfer plan and the Variable Account Asset Rebalancing Program will not count toward the 12 free transfers.

ANNUAL CONTRACT FEE

     We will deduct an Annual Contract Fee of $30 from your Account Value on each Contract Anniversary before the Annuity Commencement Date. This fee compensates us for administrative expenses. We will allocate the fee among the Guarantee Periods and Divisions in proportion to the Account Value in them. (Where state law requires, we will allocate this fee among the Divisions in proportion to the Account Value in each; and, if at the time we deduct this fee, the Variable Account value is less than the Annual Contract Fee, we will waive the fee for that deduction.) If you make a full surrender of your Contract on a date other than a Contract Anniversary, we will deduct from the proceeds the entire fee for the Contract Year during which the surrender occurs. Currently, we will waive this Annual Contract Fee if cumulative purchase payments are at least $75,000. We reserve the right to waive the Annual Contract Fee under other circumstances.

CHARGE TO THE SEPARATE ACCOUNT

     To offset administrative expenses, and to compensate us for assuming mortality and expense risks under the Contracts, the Separate Account will incur a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. Of this amount, 0.15% on an annual basis is for administrative expenses and 1.25% on an annual basis is for the assumption of mortality and expense risks.

     In assuming mortality risk, we are subject to the risk that our actuarial estimate of mortality rates may be wrong, and that Annuitants will live longer than expected, or that more Owners or Annuitants than expected will die when the death benefit that we guarantee is higher than their interests in the Contracts. In assuming expense risk, we take the risk that revenues from the expense charges under the Contracts (which we guarantee will not increase) will not cover our expense of administering the Contracts. We may profit from this charge and may use any profits for any lawful purpose including paying distribution expenses.

     We reserve the right to impose charges or establish reserves for any federal, state or local taxes that we have incurred or that we may incur, and that may be deemed attributable to the Contracts.

PORTFOLIO EXPENSES

     Each Portfolio will assess its own investment management fee and pay other expenses from the Portfolio's assets, as described in the prospectus relating to that Portfolio.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

     We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts and Section 457 Contracts in connection with employer-sponsored plans. Any such reductions will reflect differences in costs or services (due to such factors as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform) and will not unfairly discriminate against any person.

                   ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

     Subject to any limitations in a deferred compensation or employee benefit plan, you may select your Annuity Commencement Date when you apply to purchase a Contract. You can change this date any time before the start of an annuity payment option by submitting a written request, subject to our approval. The Annuity Commencement Date can be any day of any month up to and including the Annuitant's 99th birthday. See "Federal Income Tax Matters."

APPLICATION OF ACCOUNT VALUE

     Except under certain Qualified Contracts, we will automatically apply the Variable Account value in any Division to provide variable annuity payments, and the Fixed Account value to provide Fixed Annuity Payments. If you give us other written instructions at least 30 days before the Annuity Commencement Date, we will apply your Account Value in different proportions. For a Section 457 Contract, under current federal income tax rules, we may have to apply both the Variable Account value in any Division and the Fixed Account value to provide Fixed Annuity Payments.

     We deduct any state and local premium taxes from the Account Value being applied to an annuity payment option. In some cases, we may deduct a Surrender Charge from the amount being applied. See "Surrender Charge." Subject to any such adjustments, your Account Value is applied to an annuity payment option, ten days before your Annuity Commencement Date. If that day is not a Valuation Date, we will apply your Account Value to an annuity payment option at the end of the next Valuation Period.

FIXED AND VARIABLE ANNUITY PAYMENTS

     Your first monthly fixed or variable annuity payment will be at least as much as the amount determined from the annuity tables set forth in the Contract, based on your Account Value being applied to provide the fixed or variable annuity payments.

     After that, the amount of each monthly Fixed Annuity Payment is fixed, and is specified by the terms of the annuity payment option selected.

     We will convert the Account Value that provides variable annuity payments to Annuity Units. We determine the number of your Annuity Units by dividing the first variable annuity payment by the value of an Annuity Unit of the relevant Division. We will perform this calculation at the end of the tenth day before your Annuity Commencement Date, or, if that is not a Valuation Date, at the end of the next Valuation Period. The number of Annuity Units, once calculated, remains constant for any Annuitant. We determine each subsequent variable annuity payment by multiplying Annuity Units by the value of an Annuity Unit as of the end of the tenth day before each payment date, or, if that is not a Valuation Date, at the end of the next Valuation Period. If the variable annuity payments are based on more than one Division, we make these calculations separately for each Division.

     The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period times the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables. The value of an Annuity Unit for each Division at the start of operations was $5.

     If the net investment return for a Division for any month turns out to be more than the assumed interest rate in the Contract's annuity tables, a variable annuity payment based on that Division will be higher than that Division's payment for the prior month. On the other hand, if the net investment return for a Division for any month is less than the assumed interest rate in the Contract's annuity tables, a variable annuity payment based on that Division will be less than that Division's payment for the prior month.

     We may be required under applicable law to block a request for payment under a Contract until we receive instructions from the appropriate regulator.

ANNUITY PAYMENT OPTIONS

     You can have annuity payments made beginning on the Annuity Commencement Date under any one of the Annuity Payment Options described below. Sixty to 90 days before the scheduled Annuity Commencement Date, we will notify you that your Contract is scheduled to mature, and we will ask you to pick an Annuity Payment Option. If you have not picked an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     (1) if the scheduled Annuity Commencement Date is before the Annuitant's 99th birthday, we will extend the Annuity Commencement Date to the Annuitant's 99th birthday, subject to various state limitations; or

     (2) if the scheduled Annuity Commencement Date is the Annuitant's 99th birthday, we will pay you the Account Value, less any applicable Surrender Charge, Annual Contract Fee and premium taxes, in one lump sum.

     The tax code imposes minimum distribution requirements that affect the Annuity Payment Option and the Annuity Commencement Date in connection with Contracts that qualify under Sections 401(a), 403(a) or (b), 408(b), (k) or (p) ("Qualified Contracts"), those that do not ("Non-Qualified Contracts"), and
Section 457 Contracts. Certain Annuity Payment Options may be unavailable. See "Federal Income Tax Matters" below, and "Limitations on Annuity Payment Options" in the Statement of Additional Information. We are not responsible for monitoring or advising Owners as to whether the minimum distribution requirements are being met unless you have asked us in writing to do so, and we have agreed.

ALTERNATIVE PAYMENT SCHEDULES. For any of the five options, you or your Annuitant may decide to receive payments on a quarterly, semi-annual or annual basis, instead of every month. We will determine the amount of each payment in a way that is consistent with how we determine monthly payments.

     You may not elect any Annuity Payment Option unless that option would provide an initial annuity payment of at least $100, where you elect only fixed or only variable annuity payments, or of at least $50 on each basis, if you elect a combination. If these minimums are not met, we will first reduce the frequency of annuity payments, and if the minimums are still not met, we will make a lump-sum payment to the Annuitant or other properly designated payee in the amount of the Account Value, less any applicable Surrender Charge, uncollected Annual Contract Fee, applicable premium tax and applicable federal income tax withholding.

     You may direct that we pay any amount due to your beneficiary under one of the options described below, subject to tax law requirements. If you do not make this choice, your beneficiary can select an option up to 60 days after your or your Annuitant's death. See "Death Benefit." Your beneficiary will have all the remaining rights and powers under the Contract and will be subject to all of its terms and conditions, except that for Qualified Contracts and Section 457 Contracts, the Owner will retain those rights and powers. We will make the first annuity payment at the beginning of the second month after the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values as of the close of business ten days before we make the first annuity payment, or if that is not a Valuation Date, at the close of the next Valuation Period.

     When an Annuity Payment Option becomes effective, you must deliver your Contract to us, in exchange for a payment contract providing the option you have selected. An Annuity Payment Option may not be terminated once annuity payments have started.

FIRST OPTION - LIFE ANNUITY. We make payments monthly during the lifetime of the Annuitant, ending when the Annuitant dies. This Option offers the highest monthly annuity payments, since there is no guarantee of a minimum number of annuity payments, or provision for payments to a beneficiary when the Annuitant dies. Under this Option, the Annuitant could receive only one annuity payment if he or she died before the second annuity payment, or only two annuity payments if he or she died after the second annuity payment but before the third annuity payment, and so on.

SECOND OPTION - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN. We make payments monthly while the Annuitant lives. If the Annuitant dies and we have made payments for less than 120 months, 180 months, or 240 months (depending on the Option), we will continue making payments to your beneficiary for the rest of the period.

THIRD OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. We make payments monthly while both the Annuitant and another payee are alive, and after one dies, during the survivor's life. Payments end when the survivor dies. There is no minimum number of guaranteed payments under this Option, so it would be possible for both the Annuitant and payee to receive only one payment if both died before the second annuity payment date, or to receive only two payments if both died after the second annuity payment but before the third, and so on.

FOURTH OPTION - PAYMENTS FOR A DESIGNATED PERIOD. We make payments monthly to the Annuitant or another payee for a period ranging from 5 to 40 years, as you designate. When the Annuitant or other payee dies, we will continue payments to the beneficiary for the rest of the period. If you select variable annuity payments under this Option, the designated period cannot exceed the life expectancy of the Annuitant or other payee.

     Under this option, we do not offer any mortality guarantee, even though we will assess a charge under the Separate Account, partly for mortality risks. See "Charge to the Separate Account."

FIFTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Option is available only as a Fixed Annuity. We make equal monthly payments of a designated dollar amount (not less than $125, nor more than $200 per year per $1,000 of the original amount due) until the remaining balance is less than one payment. We will then pay the balance, and that will be the final payment under this Option. If the Annuitant dies, and there is a remaining balance, we will make payments to the beneficiary until the remaining balance is paid. We determine the remaining balance at the end of the month by decreasing the balance at the end of the previous month by the amount of any installment paid during the month, and by adding to the result at least 3.5% interest, compounded annually.

     Federal tax regulations may treat the fourth or fifth options as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." You also may not be able to defer taxes on subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS. If we make fixed annuity payments under one of the first three Annuity Payment Options, you (or if you have not elected a payment option, your beneficiary) may elect monthly annuity payments equal to the monthly payment available for any Annuitant of the same adjusted age and sex (if applicable) as your Annuitant, based on the single payment immediate fixed annuity rates which we are then using. We provide this option to assure you that, at retirement, if we are offering a higher fixed annuity purchase rate for new single payment immediate annuity contracts than the annuity rates guaranteed by your Contract, your Annuitant or other payee can take advantage of the new rates.

TRANSFERS

     After the Annuity Commencement Date, your Annuitant or other payee can make one transfer every 180 days among the available Divisions of the Separate Account, or from the Divisions to a fixed annuity payment option. We will not charge anything for this transfer. We will not permit transfers from a fixed to a variable annuity payment Option. If a transfer would decrease the Contract value in any Division to less than $500, we reserve the right to transfer the remaining balance in that Division. We will carry out transfers at the end of the Valuation Period during which we receive a written transfer request. We reserve the right to terminate or restrict transfers at any time.

USE OF GENDER-BASED ANNUITY TABLES

     Court decisions, particularly the United States Supreme Court's decision in Arizona Governing Committee v. Norris, have held that the use of gender-based mortality tables to determine benefits under "employer-related" plans may violate Title VII of the Civil Rights Act of 1964 ("Title VII"). These cases indicate that plans sponsored by employers subject to Title VII generally may not provide different benefits for similarly-situated men and women.

     The Contracts described in this Prospectus incorporate annuity rate tables that reflect the age and sex of the Annuitant and the Annuity Option selected. Such sex-distinct tables continue to be appropriate for use, for example, under Contracts which are not purchased in connection with an "employer-related" plan subject to Norris (such as Individual Retirement Annuities not sponsored by an employer). However, to enable employers to comply with Norris, we will provide Contracts incorporating "unisex" annuity rate tables for use in connection with "employer-related" plans. You should consult a legal advisor regarding Norris and the Contract.

                                 DEATH BENEFIT

     Under the Contracts, if the Annuitant dies before the Annuity Commencement Date, the contingent Annuitant that you named in your Contract application will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) you have not designated a contingent Annuitant, or (b) the contingent Annuitant dies before the Annuitant dies, we will pay the Death Benefit to the beneficiary. We will determine the Death Benefit as of the date we receive due proof of death.

     Under the Contracts, we will also pay a Death Benefit to the beneficiary if the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies. The tax code requires that all amounts payable under the Contract be distributed (a) within five years of the Owner's death or (b) as annuity payments, beginning within a year of such Owner's death and continuing over a period not extending beyond the life expectancy of the designated beneficiary. If the designated beneficiary is the deceased Owner's surviving spouse, the spouse can continue the Contract as the new Owner and, if the deceased Owner was the Annuitant, as the new Annuitant.

     If any Owner is not a natural person, these requirements apply upon the death of the primary Annuitant within the meaning of the tax code. Failure to satisfy these tax code distribution requirements may result in serious adverse tax consequences. Parallel provisions of the tax code apply similar requirements to retirement and deferred compensation plans in connection with which Qualified Contracts and Section 457 Contracts are issued.

     The amount of the Death Benefit will depend on whether the Death Benefit Endorsement was issued on your Contract. If your Contract was issued prior to the approval of this Endorsement in your state of residence, your Contract will not have this Endorsement, and the Death Benefit, before the deduction of any premium taxes, will equal the Account Value, or the sum of all net purchase payments minus amounts surrendered or withdrawn, whichever amount is greater.

     If your Contract has this Endorsement, the Death Benefit, before the deduction of any premium taxes, will equal the greatest of the following amounts:

     (1) the sum of all net purchase payments minus amounts surrendered or withdrawn;

     (2)  the Account Value; or

     (3)  the Highest Anniversary Value.

     We will determine the Highest Anniversary Value as follows:

     First, we will calculate the Account Values at the end of each of the past Contract Years that occurred before the deceased's 81st birthday;

     Second, we will increase each of these Account Values by the amount of net purchase payments made since the end of such Contract Years; and

     Third, we will reduce the result by the amount of any withdrawals made since the end of such Contract Years.

     The Highest Anniversary Value will be the highest of these values and will remain the same amount after the deceased's 81st birthday. Net purchase payments are purchase payments less any premium taxes.

     We will invest Death Benefit proceeds in the Fixed Account and the Separate Account in accordance with your purchase payment allocation instructions, until we pay the proceeds or we receive new instructions from the beneficiary. We pay the death benefit in one sum within 7 days after we receive due proof of death and a written request in good order from the beneficiary as to the manner of payment (except when we can defer such payment under the 1940 Act, or under any of the annuity payment options that we then offer). A beneficiary may apply death benefit proceeds to provide variable annuity payments, fixed annuity payments, or a combination of them.

     If you have not already done so, your beneficiary may, within 60 days after the date the Death Benefit becomes payable, elect to receive the Death Benefit in one sum or under any of the available annuity payment options that satisfy the tax code's distribution requirements described above. If we do not receive any request as to the manner of payment, we will pay the Death Benefit in one sum, based on values determined at that time. If an annuity payment option is selected, we will apply the Fixed Account value to provide fixed annuity payments and the Variable Account value to provide variable annuity payments, unless your beneficiary directs otherwise at least 30 days before the Annuity Commencement Date. For Section 457 Contracts, we will apply all Account Value to provide fixed annuity payments.

     If the Owner is not an individual, the Death Benefit payable upon the death of the Annuitant before the Annuity Commencement Date will be payable only as one sum, or under the same Annuity Options and in the same manner as if an individual Owner died on the date of the Annuitant's death.

     Once we have paid the Death Benefit, the Contract ends, and we have no further obligations under it.

                         OTHER ASPECTS OF THE CONTRACTS

     Only an officer of American Franklin can agree to change or waive the provisions of any Contract. The Contracts are non-participating and are not entitled to share in any dividends, profits or surplus of American Franklin.

OWNERS, ANNUITANTS AND BENEFICIARIES; ASSIGNMENTS

     The Owner of a Contract is the Annuitant, unless you designate a different Annuitant in your application for the Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. The Annuitant and any contingent Annuitant are designated in the application for a Contract, and you cannot change them afterward.

     You can designate your beneficiary and any contingent beneficiary in your application for a Contract. Subject to limits under the tax code and any governing Plan using a Qualified Contract, you may change your beneficiary or contingent beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. After the Annuity Commencement Date, except for a Section 457 Contract, your payee may change the beneficiary or contingent beneficiary.

     Any designation of a new beneficiary or contingent beneficiary takes effect on the date it is signed, but it will not affect any payments we make or action we take before we receive the written request. We also need the written consent of any irrevocably-designated beneficiary or contingent beneficiary before making a change. Under certain retirement programs, if you are married, you may need the consent of your spouse to designate a beneficiary other than your spouse, or to change a beneficiary to a person other than your spouse. We are not responsible for the validity of any designation of a beneficiary or contingent beneficiary.

     If no designated beneficiary or contingent beneficiary is living at the time any payment is to be made, you will be the beneficiary. If you are not then living, your estate will be the beneficiary.

     Rights under a Qualified Contract may be assigned only in certain narrow circumstances referred to in the Contract. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. Only you may assign rights under a Section 457 Contract; your Annuitant or another payee may not assign them. We are not responsible for the validity of any assignment.

     Any change in ownership rights must be made in writing, and a copy must be sent to our Administrative Office. The change will be effective on the date it was made, although we will not be bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record we have on file. An assignment or pledge of a Contract may have adverse tax consequences. See "Federal Income Tax Matters."

LONG-TERM CARE AND TERMINAL ILLNESS

     THE RIDERS DESCRIBED BELOW ARE NOT AVAILABLE IN ALL STATES, AND YOU SHOULD CONSULT A SALES REPRESENTATIVE OR US TO DETERMINE WHETHER THEY WILL APPLY. THERE IS NO SEPARATE CHARGE FOR THESE RIDERS.

LONG-TERM CARE. Pursuant to a special Contract rider, after the first Contract Year, we will not apply a Surrender Charge on withdrawals or surrenders when you or the Annuitant are confined for 30 days or more (or within 30 days after discharge) in a hospital or state licensed in-patient nursing facility. We must receive satisfactory written proof of such confinement.

TERMINAL ILLNESS. This rider provides that, after the first Contract Year, we will not apply a Surrender Charge on withdrawals or surrenders if we have received a doctor's written certification that you or your Annuitant are terminally ill and not expected to live more than twelve months, and we have waived our right to a second physician's opinion or obtained a confirmatory opinion from a second physician.

REPORTS

     We will mail any reports and communications required by applicable law or regulation to you (or persons receiving payments following the Annuity Commencement Date) at the last address of record. Please send prompt written notice of any address change to us.

MODIFICATION

     We reserve the right to modify the Contract, but only if the modification:

     (i) is necessary to make the Contract or the Separate Account comply with any law or regulation to which we are subject;

     (ii) is necessary to assure continued qualification of the Contract under the tax code, or other federal or state laws relating to retirement annuities or annuity contracts;

    (iii) is necessary to reflect a change in the operation of the Separate Account or the Division(s);

     (iv) provides additional Separate Account options; or

     (v)  withdraws Separate Account options.

     If we make any modification, we will notify you, or if we are making annuity payments under your Contract, we will notify your payee(s). We may also make appropriate endorsements in the Contract to reflect the modification.

PAYMENT AND DEFERMENT

     We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after we receive the written request in good order.

     We reserve the right to defer determination of values and delay payment of any surrender, transfer, withdrawal, annuity payment or Death Benefits from a Division for any period during which

     (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings), or trading on the New York Stock Exchange is restricted as determined by the SEC;

     (b) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practicable; or

     (c)  the SEC by order permits the delay for the protection of Owners.

     We reserve the right to defer payment or transfers of amounts out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. In the case of a Death Benefit, if we do not receive a written request as to the manner of payment within 60 days after it becomes payable, we will pay any death benefit proceeds as a lump sum, normally within seven calendar days after the end of the 60 day period.

                           FEDERAL INCOME TAX MATTERS

GENERAL

     We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax adviser before purchasing a Contract.

     We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

     The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

PURCHASE PAYMENTS. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

TAX DEFERRAL BEFORE ANNUITY COMMENCEMENT DATE. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Portfolios that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Portfolios, but we have received commitments from the investment advisers to the Portfolios that they will use their best efforts to operate the Portfolios in compliance with these diversification requirements. A Contract investing in a Portfolio that failed to meet the diversification requirements would subject the Owner to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

     Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the Owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

     Owners who are not natural persons -- that is, Owners such as corporations--are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners who are not natural persons but hold a Contract as an agent for a natural person.

TAXATION OF ANNUITY PAYMENTS. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

     In the case of fixed annuity payments, the excludible portion of each payment is found by multiplying:

     .  the amount paid, by

     . the ratio of the investment in the Contract (discussed below) to the expected return under the fixed annuity payment option.

    In the case of variable annuity payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

    In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a beneficiary, that beneficiary may receive the balance of the total investment as payments are made or on the beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

TAXATION OF PARTIAL WITHDRAWALS AND TOTAL SURRENDERS. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     .  made on or after the recipient reaches age 59 1/2,

     .  made on account of the recipient's becoming disabled,

     . made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), or

     . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability).

     Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from, or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

PAYMENT OF DEATH PROCEEDS. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Benefit.")

ASSIGNMENTS AND LOANS. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

PURCHASE PAYMENTS. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $3,000 (or $3,500 if the individual is 50 years of age or older) or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $6,000 (or $6,500 if one of the married individuals is 50 years of age or older or $7,000 if both individuals are 50 years of age or older) or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $34,000 for 2002 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $44,000 for 2002 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $34,000 and $44,000 in 2002, the deduction decreases to zero, based on the amount of income. Beginning in 2003, that income range will increase, as follows:

      2003                     2004               2005 AND
                                                 THEREAFTER
------------------------------------------------------------
    $40,000                  $45,000               $50,000
       to                       to                    to
    $50,000                  $55,000               $60,000
------------------------------------------------------------

     Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $54,000 and $64,000 in 2002, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000 in 2002. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2003, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

  2003            2004          2005          2006       2007 AND
                                                        THEREAFTER
--------------------------------------------------------------------
 $60,000        $65,000       $70,000       $75,000      $ 80,000
   to             to            to            to           to
 $70,000        $75,000       $80,000       $85,000      $100,000
--------------------------------------------------------------------

     A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $3,000 (or $3,500 if the individual is age 50 or older) or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

TAX-FREE ROLLOVERS. Amounts may be transferred, in a tax-free rollover, from (1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     .  annuities paid over a life or life expectancy,

     .  installments for a period of ten years or more, and

     .  required minimum distributions under section 401(a)(9) of the Code.

     Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

DISTRIBUTIONS FROM AN IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipient's income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

     . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

     . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

     Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70 1/2. Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Benefit.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

     On January 11, 2001, the IRS issued new proposed regulations simplifying how Required Minimum Distributions are calculated. The new rules are still complex. Generally, the new rules must be used for calendar years beginning January 1, 2002 and everyone will be required to use the same method. The IRS has provided a simple uniform table regardless of IRA beneficiary with the exception of spousal beneficiaries more than 10 years younger than the participant. In most cases, the new required minimum distribution amount is less than under the old rules. We suggest you contact your tax advisor regarding these new rules.

ROTH IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $3,000 (or $3,500 if the individual is age 50 or older) per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 (or $3,500 if the individual is age 50 or older) annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

     An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

     Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $40,000 for 2002.

SIMPLE RETIREMENT ACCOUNTS

     Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $7,000 a year for 2002 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

TAX-SHELTERED ANNUITIES

     Tax-sheltered annuities under Section 403(b) of the Code permit public schools and other eligible employers to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes. Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

OTHER QUALIFIED PLANS

PURCHASE PAYMENTS. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

DISTRIBUTIONS BEFORE THE ANNUITY COMMENCEMENT DATE. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

     However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.")

     A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

     . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age
        59 1/2 (except in the case of death or disability);

     . made after the employee's separation from service on account of early retirement after attaining age 55;

     . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee; or

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return.

ANNUITY PAYMENTS. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with variable annuity payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution (See "Distributors from an IRA").

SELF-EMPLOYED INDIVIDUALS. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

     These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

     Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

TAXATION OF DISTRIBUTIONS. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

     Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

     In some cases, if you own more than one qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AMERICAN FRANKLIN AND THE SEPARATE ACCOUNT

     American Franklin is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of American Franklin and are not taxed separately. Under existing federal income tax laws, American Franklin is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. American Franklin reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

     Certain Portfolios may elect to pass through to American Franklin any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to American Franklin. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Portfolios will also pass through. These credits may provide a benefit to American Franklin.

DIVERSIFICATION REQUIREMENTS

     Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. American Franklin's failure to comply with these regulations would disqualify your Contract as an annuity contract under Section 72 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Contract for the period of the disqualification and for subsequent periods. The Separate Account through the Portfolios intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Portfolios, we will enter into agreements with them requiring the Portfolios to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of an Owner of the Contract to direct his or her investment to particular Portfolio within the Separate Account may cause the Owner of the Contract, rather than the insurance company, to be treated as the owner of the assets in the Separate Account. Due to the lack of specific guidance on investor control, there is some uncertainty about when an Owner of the Contract is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of the Separate Account, income and gains from the account would be included in your gross income for federal income tax purposes. Under the current law, however, we believe that American Franklin, and not the owner of a Contract, would be considered the owner of the assets of the Separate Account.

TAX CHANGES

     The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of annuities. In addition, the Treasury Department may amend existing regulations or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

                           DISTRIBUTION ARRANGEMENTS

     Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation, and American Franklin, are both wholly-owned subsidiaries of The Franklin Life Insurance Company. Franklin Financial is the principal underwriter of the Contracts under a Sales Agreement between Franklin Financial and the Separate Account. Pursuant to the Sales Agreement, Franklin Financial pays certain sales expenses for distribution of the Contracts. We pay surrender charge amounts that we collect to Franklin Financial.

     Franklin Financial's registered representatives earn commissions on the sale of the Contracts of up to 4.75% of purchase payments, and annual trail commissions at an annual rate of 0.25% on Variable Account values.

     Franklin Financial is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

     From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensations.

                               LEGAL PROCEEDINGS

     American Franklin is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American Franklin's results of operations and financial position.

                              ACCUMULATION UNITS
                             SEPARATE ACCOUNT VA-1

                                                     ACCUMULATION UNIT      NUMBER OF ACCUMULATION
                                                   VALUE AT DECEMBER 31       UNITS OUTSTANDING AT
                                                            2001               DECEMBER 31, 2001
VIP Money Market Division                                  $5.970099              2,198,802.251
                                                     ------------------------------------------
VIP Equity-Income Division                                  7.053923              2,720,404.565
                                                     ------------------------------------------
VIP Growth Division                                         7.696422              2,851,036.630
                                                     ------------------------------------------
VIP Overseas Division                                       5.397404                364,487.439
                                                     ------------------------------------------
VIP High Income Division                                    3.947965                421,927.204
                                                     ------------------------------------------
VIP Investment Grade Bond Division                          6.541573              1,201,601.738
                                                     ------------------------------------------
VIP Asset Manager Division                                  6.518009                898,908.580
                                                     ------------------------------------------
VIP Index 500 Division                                      7.364960              3,870,500.782
                                                     ------------------------------------------
VIP Contrafund Division                                     7.453679              1,958,266.033
                                                     ------------------------------------------
MFS Emerging Growth Division                                6.812187              1,884,588.970
                                                     ------------------------------------------
MFS Research Division                                       6.224896              2,196,575.305
                                                     ------------------------------------------
MFS Investors Trust Division                                6.437489              1,531,762.694
                                                     ------------------------------------------
MFS Total Return Division                                   7.377800              2,336,484.824
                                                     ------------------------------------------
MFS Utilities Division                                      7.212759              1,308,990.142
                                                     ------------------------------------------
MFS Capital Opportunities Division                          7.975566              1,004,972.393
                                                     ------------------------------------------

                          OTHER INFORMATION ON FILE


     A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement and its exhibits has been included in this Prospectus. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC.

     A Statement of Additional Information is available from us on request. Its contents are as follows:

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information........................................................ 2
Regulation and Reserves.................................................... 2
Experts.................................................................... 3
Principal Underwriter...................................................... 3
Administration of the Contracts............................................ 4
Legal Matters.............................................................. 4
Tax Status of the Contracts................................................ 4
Limitations on Annuity Payment Options..................................... 5
Annuity Payments........................................................... 7
   A. Gender of Annuitant.................................................. 7
   B. Misstatement of Age or Sex and Other Errors.......................... 8
Change of Investment Adviser or Investment Policy.......................... 8
Performance Data for the Divisions......................................... 8
Financial Statements....................................................... 8
Index to Financial Statements.............................................. 9

                                   PROSPECTUS

                                THE CHAIRMAN(TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               #1 FRANKLIN SQUARE
                          SPRINGFIELD, ILLINOIS  62713



                       Complete and return this form to:

The American Franklin Life Insurance Company
AMFLIC Annuity Service Center
P.O. Box 4636
Houston, Texas  77210-4636
(800) 200-3101

Please send me the Statement of Additional Information dated May 1, 2002 for Separate Account VA-1.


-------------------------------------------------------------------------------
                                    (Name)



-------------------------------------------------------------------------------
                                   (Street)


-------------------------------------------------------------------------------
 (City)                             (State)                    (Zip Code)

            (THE FOLLOWING DOCUMENTS ARE NOT PART OF A PROSPECTUS.)


                         THE CHAIRMAN VARIABLE ANNUITY
                              DISCLOSURES SECTION


                                     INDEX



Individual Retirement Annuity Disclosure Statement
  and Financial Disclosure...........................................   Page 1

Roth Individual Retirement Annuity Disclosure Statement
  and Financial Disclosure...........................................   Page 1-R

                               THE CHAIRMAN(TM)
                      INDIVIDUAL RETIREMENT ANNUITY (IRA)
                             DISCLOSURE STATEMENT

                                 INTRODUCTION

     This disclosure statement is designed for present owners of IRAs issued by the American Franklin Life Insurance Company.

     This Disclosure Statement is not part of a contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. Please refer to the contract to determine specific rights and obligations thereunder.

                                 REVOCATION

     If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your policy is delivered to you that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your policy, within that period. If such notice is mailed within 20 days, all contributions, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:

               The American Franklin Life Insurance Company
               AMFLIC Annuity Service Center
               P.O. Box 4636
               Houston, Texas  77210-4636
               (Phone No. (800) 200-3101).

                                 ELIGIBILITY

     You are eligible to contribute to an IRA for each year before the year in which you reach age 70 1/2 if you received compensation from employment, earnings from self-income or alimony. In addition, for each year before the year when your spouse reaches age 70-1/2, you can contribute to a separate IRA for your spouse, provided that you and your spouse file a joint income tax return.

                              CONTRIBUTION LIMITS

     The total amount you may contribute to an IRA each year is limited to the lesser of $2,000 or 100% of your eligible compensation. If you open a separate IRA for your lower-earning spouse, the annual contribution limit to that IRA is the lesser of (1) $3,000 (or $3,500 if you are age 50 or older) or (2) 100% of both spouses' combined compensation minus any contribution to the higher-earning spouse's IRA or Roth IRA. A maximum of $6,000 (or $6,500 if only one of you is 50 years of age or older, or $7,000 if both of you are 50 years of age or older) may be contributed for each tax year to both your and your spouse's IRAs or Roth IRAs (only $3,000 or $3,500 if you are age 50 or older in each IRA or Roth IRA). Any contribution that you make to your or your spouse's IRA must be made by the due date, not including extensions, for filing your federal income tax return for the year (generally, April 15 of the following year).

     Note that rollover contributions (described below), if properly made, do not count toward your maximum annual contribution; nor do they affect your deduction limits, described below.

                       DEDUCTIONS FOR IRA CONTRIBUTIONS

     If neither you, nor your spouse, is an active participant (see A. below), you may make a contribution to your IRA and your spouse's IRA for that year, up to the maximum described above, and take a deduction for the entire amount contributed.

     If you (or your spouse, if married) are an active participant, but you have an adjusted gross income (AGI) (or, if married, a combined AGI) below a certain level (see B. below), you may still make a deductible contribution. However, if your AGI (or, if married, combined AGI) is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.  ACTIVE PARTICIPANT

     You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP) or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

     You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

     If you are married, filed a separate tax return, and did not live with your spouse at any time during the year, your spouse's active participation will not affect your ability to make deductible contributions.

B.  ADJUSTED GROSS INCOME (AGI)

     If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

     In 2002, if you are single, your Threshold AGI Level is $34,000. The Threshold Level if you are married and file a joint tax return is $54,000, and if you are married but file a separate tax return or lived apart from your spouse for the entire year, the Threshold Level is $0. The chart below shows the Threshold Levels for 2002 and later years.

           Year                Single       Married - Filing Jointly
           ----                -------      ------------------------
           2002                $34,000              $54,000
           2003                $40,000              $60,000
           2004                $45,000              $65,000
           2005                $50,000              $70,000
           2006                $50,000              $75,000
           2007 and later      $50,000              $80,000

     If your AGI is less than $10,000 above your Threshold Level (or, for married taxpayers starting in 2007, if AGI is less than $20,000 above your Threshold Level), you will still be able to make a deductible contribution, but the deduction will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction per individual is $3,000 (or $3,500 if you are age 50 or older).

     You can estimate your Deduction Limit by using the calculation below.
(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS. For married joint filers starting in 2007, substitute $20,000 for $10,000 in the equation.):

     $10,000 - Excess AGI
     -------------------- x Maximum Allowable Deduction = Deduction Limit
          $10,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     If your spouse is an active participant, but you are not, and you are married filing jointly, your deduction begins to phase out at AGI between $150,000 and $160,000. If you are married filing jointly and either you or your spouse was an Active Participant, you must separately determine the IRA deduction that applies to the contributions that you make to your and your spouse's IRA. If you were divorced or legally separated (and did not remarry) before the end of the year, you cannot deduct any contributions you made to your spouse's IRA. After a divorce or legal separation, you can deduct only the contributions you made to your own IRA and your deductions are subject to the adjusted gross income limit under the rules for single individuals.

Examples of Deductibility of IRA Contributions:

Example 1: Ms. Smith, a single person, is an active participant and has an AGI of $38,619. She calculates her 2002 deductible IRA contribution as follows:

Her AGI is $38,619
Her Threshold Level is $34,000
Her Excess AGI is (AGI - Threshold Level) or ($38,619-$34,000) = $4,619 Her Maximum Allowable Deduction is $3,000

So, her IRA deduction limit is:

          $ 10,000 - $4,619
          -----------------  x  $3,000 = $1,614 (rounded to $1,620)
              $10,000


Example 2:  Mr. and Mrs. Young file a joint tax return.  Each spouse earns more than $2,000 and one is an active participant. They have a combined AGI of $55,255. They may each contribute to an IRA and calculate their 2002 deductible contributions to each IRA as follows:

Their AGI is $55,255
Their Threshold Level is $54,000
Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $54,000) = $1,255 The Maximum Allowable Deduction for each spouse is $3,000

So, each spouse may compute his or her IRA deduction limit as follows:


          $ 10,000 -1,255
          ---------------  x  $3,000 = $2,624 (rounded to $2,630)
              $10,000


Example 3: Mr. Jones, a married person, files a separate tax return and is an active participant. He has $25,000 of compensation. He cannot make a deductible contribution to an IRA because a married taxpayer who files separately, or who is treated as filing separately, cannot deduct any contribution to an IRA where his AGI exceeds $10,000.

                     NON-DEDUCTIBLE CONTRIBUTIONS TO IRAS

     Even if you are above the Threshold Level and thus may not make a deductible contribution of $2,000, you may still contribute up to the lesser of 100% of compensation or $3,000 (or $3,500 if you are age 50 or older) to an IRA. The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

     You may make a $3,000 (or $3,500 if you are age 50 or older) contribution at any time during the year, if your compensation for the year will be at least $3,000 (or $3,500 if you are age 50 or older) without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

     You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                                 IRA DISTRIBUTIONS

     Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of non-deductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings). Special tax rules applicable to lump sum distributions from tax qualified retirement plans are not applicable to IRA distributions.

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

 Remaining Non-Deductible Contributions
 --------------------------------------  x Total Distributions = Nontaxable Distributions
 Year-End Total IRA Balances                 (for the year)        (for the year)

     To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee

Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Example:  An individual makes the following contributions to his or her IRA(s).

                      Year                Deductible             Non-Deductible
                      ----                ----------             --------------
                      1992                 $2,000                        0
                      1993                  1,800                        0
                      1996                  1,000                   $1,000
                      1998                    600                    1,400
                                           ------                   ------
                                           $5,400                   $2,400


Deductible Contributions:                               $5,400
Non-Deductible Contributions:                            2,400
Earnings on IRAs:                                        1,200
                                                        ------

Total Account Balance of IRA(s) as of 12/31/00
(including distributions in 2001):                      $9,000

     In 2001, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/00 plus 1999 distributions is $9,000. The non-taxable portion of the distributions for 2001 is figured as follows:

Total non-deductible contributions                     $2,400
                                                      --------  x $3,000 = $810
Total account balance in the IRAs, plus distributions  $9,000

     Thus, $810 of the $3,000 distribution in 2001 will not be included in the individual's taxable income. The remaining $2,190 will be taxable for 2001.

                                 ROLLOVER IRA RULES

1.  IRA TO IRA

     You may withdraw, tax-free, all or part of the assets from an IRA and reinvest or rollover such assets in one or more IRAs. The rollover must be completed within 60 days of the withdrawal. No IRA deduction is allowed for the rollover. If you make such a rollover, you may not make another rollover from an IRA to another IRA for at least 365 days after the original rollover is made. (However, you can instruct an IRA custodian to transfer amounts directly to another IRA custodian; such a direct transfer does not count as a rollover.) Amounts required to be distributed, such as because the individual has reached age 70-1/2, may not be rolled over.

2.  EMPLOYER PLAN DISTRIBUTIONS TO IRA

     All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under Code Section 401(a)(9).

     Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. However, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59-1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting Treasury Regulations Sections 1.401(a)(31)-1, 1.402(c)-2 and 31.3405(c)-1.

     If you combine eligible rollover distributions from a qualified retirement plan or tax-sheltered annuity with regular IRA contributions, you will be prohibited from rolling the assets which originated from the qualified retirement plan or tax-sheltered annuity into a subsequent employer's plan. You may want to open separate IRAs to keep regular IRA contributions separate from eligible rollover distributions.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

     If you receive a distribution from your IRA before you reach age 59-1/2, an additional tax of 10 percent will be imposed under Code Section 72(t), unless the distribution (a) occurs because of your death or disability, (b) is received as a part of a series of substantially equal payments over your life or life expectancy, or the life expectancies of you and your beneficiary(ies), (c) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your designated beneficiary, (d) is contributed to a rollover IRA (or, if the amount consisted of just eligible rollover contributions and earnings from a qualified plan or tax-sheltered annuity, to a qualified plan or a tax-sheltered annuity, respectively) if the rollover is completed within 60 days following the withdrawal; (e) to pay for medical expenses which exceed 7.5% of your adjusted gross income, (f) to pay for health insurance for an individual who has separated from employment and who has received unemployment compensation under a federal or state program of at least 12 weeks, (g) for qualified first-time homebuyer expenses of you or certain family members, or (h) for qualified higher education expenses of you or certain family members. "Qualified first-time homebuyer expenses" are withdrawals of up to $10,000 from an IRA that are used within 120 days of distribution for the cost to acquire, construct or reconstruct a principal residence for yourself, your spouse, or your or your spouse's child or grandchild (including customary settlement, financing or closing costs). "Qualified higher education expenses" include tuition, fees, books, supplies and equipment that is required for you, your spouse, or your or your spouse's child or grandchild for enrollment and attendance at a post-secondary institution. Room and board is a qualifying higher education expense if the student is attending at least half-time.

                             MINIMUM DISTRIBUTIONS

     Under the rules set forth in Code Section 408(b)(3) and Section 401(a)(9), you may not leave the funds in your contract indefinitely. Certain minimum distributions are required. These required distributions may be taken in one of two ways: (a) by withdrawing the balance of your contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70-1/2; or (b) by withdrawing periodic distributions of the balance in your contract by the required beginning date. On January 11, 2001, the IRS issued new proposed regulations simplifying how Required Minimum Distributions are calculated. The new rules are still complex. Generally, the new rules must be used for calendar years beginning January 1, 2002 and everyone will be required to use the same method. The IRS has provided a simple uniform table regardless of IRA beneficiary with the exception of spousal beneficiaries more than 10 years younger than the participant. In most cases, the new required minimum distribution amount is less than under the old rules. We suggest you contact your tax advisor regarding these new rules.

     If you do not satisfy the minimum distribution requirements, then, pursuant to Code Section 4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

     The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                  WITHHOLDING

     Unless you elect not to have withholding apply, any distribution from your IRA will be subject to withholding. Generally, 10% of the amount of the distribution will be withheld. At the time of distribution, you will be notified that you may choose whether or not to have withholding from a distribution.

                                   REPORTING

     You are required to report penalty taxes due on excess contributions, excess accumulations, excess distributions, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

     Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code Section 4975. If you or your beneficiary engage in a prohibited transaction with respect to your IRA, the account will lose its tax exemption and you will be required to include the fair market value of your IRA in gross income for the taxable year in which you or your beneficiary engage in such a prohibited transaction.

     Borrowing any money from (or by use of) this IRA would, under Code Section 408(e)(3), cause the contract to cease to be an Individual Retirement Annuity and would result in the fair market value of the annuity being included in the Owner's gross income in the taxable year in which such loan is made.

     Use of this contract as security for a loan, if such loan were otherwise permitted, would, under Code Section 408(e)(4), cause the portion so used to be treated as a taxable distribution includable in your gross income for the year during which the contract is so used.

     Any amounts which are included in your taxable income as a result of any prohibited transaction, borrowing or use as security for a loan may also result in the 10% premature distribution penalty.

                             EXCESS CONTRIBUTIONS

     Code Section 4973 imposes a six percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to all IRAs (including Roth IRAs) for that year over the lesser of his or her taxable compensation or $3,000 (or $3,500 if you are age 50 or older). If the excess contribution plus any net income attributable thereto is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty. Earnings on any excess contributions that are timely withdrawn are taxable in the year the excess contribution was made and may be subject to the 10% premature distribution penalty if you are less than age 59-1/2 (see above).

                                  ESTATE TAX

     Your IRA will be included in your estate and will be subject to estate tax, although certain credits or deductions may be available. Your designation of a beneficiary for your IRA is not treated as a gift for gift tax purposes.

                                 IRS APPROVAL

     Your contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Annuities. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. As with all significant transactions such as the establishment or maintenance of, or withdrawal from an IRA, appropriate tax and legal counsel should be consulted. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                             FINANCIAL DISCLOSURE
          (THE CHAIRMAN VARIABLE ANNUITY, FORM NOS. T1575 AND T1575Z)

This Financial Disclosure is applicable to IRAs using The Chairman Variable Annuity (contract form numbers T1575 and T1575Z) purchased from The American Franklin Life Insurance Company, for the period of time beginning May 1, 2002. Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

  (a) During each contract year, a maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

  (b) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.25% of the average Separate Account Value of the contract during both the accumulation and the payout phase.

  (c) Premium taxes, if applicable, may be charged against accumulation value at the time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

(d) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

        6% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

        6% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

        5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

        5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

        4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

        4% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

        2% of purchase payments for surrenders and withdrawals made during the seventh contract year following receipt of the purchase payments surrendered.

      There will be no charge imposed for surrenders and withdrawals made during the eighth and subsequent contract years following receipt of the purchase payments surrendered.

      Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

  (e) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of 0.15% of the average Separate Account Value of the contract during the accumulation and the Payout Phase.

  (f) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.28% and 0.93%.

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

         ROTH INDIVIDUAL RETIREMENT ANNUITY (IRA) DISCLOSURE STATEMENT

                                 INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF ROTH IRAS ISSUED BY THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY.

This Disclosure Statement is not part of your contract but contains general and standardized information which must be furnished to each person who is issued a Roth IRA. You must refer to your contract to determine your specific rights and obligations thereunder.

Revocation. If you are purchasing a new or rollover Roth IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 10 days from the date your contract is delivered that you do not desire to retain your Roth IRA, written notification to the Company must be mailed, together with your contract, within that period. If such notice is mailed within 10 days, current contract value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:
               The American Franklin Life Insurance Company
               AMFLIC Annuity Service Center
               P. O. Box 4636
               Houston, Texas  77210-4636
               (Phone No. (800) 200-3101)

Deductibility. Contributions to your Roth IRA are not deductible on your personal income tax return. Your Roth IRA contributions are made with money that has already been taxed.

Eligibility. You can contribute up to the amount of your earned income, but not more than $3,000 (or $3,500 if you are 50 years of age or older) in any one year, even if you are age 70 1/2 or older. In addition, non-working spouses can contribute to a Roth IRA, provided the working spouse has at least as much earned income as both spouses will contribute to their respective Roth IRAs.

Contribution Limits. Contributions to your Roth IRA are subject to the limitations described in sections 408A and 219 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, you may contribute up to $3,000 (or $3,500 if you are 50 years of age or older) per year to your Roth IRA. However, contributions to your Roth IRA must be aggregated with contributions to traditional deductible or non-deductible IRAs for purposes of the annual $3,000 (or $3,500 if you are 50 years of age or older) limit. In addition, your contribution limit may be lower than $3,000 (or $3,500 if you are 50 years of age or older) if your adjusted gross income (AGI) exceeds a certain amount. For married individuals filing a joint return with AGI between $150,000 and $160,000, single individuals

                                    Page 1-R
with AGI between $95,000 and $110,000 and married individuals filing separately with an AGI between $0 and $10,000, the $3,000 (or $3,500 if you are 50 years of age or older) annual contribution limit is gradually phased out. These limits apply without regard to whether either spouse is an active participant, as that term is defined in Code section 219.

Applying the Contribution Limits. If your AGI exceeds the contribution limits described above, then you may determine the extent to which your contribution is phased out by using the following formula:

     (1)  Start with your AGI.
     (2)  Subtract from the amount in (1):
          a)  $150,000 if filing a joint return
          b)  $0 if married filing a separate return
          c) $95,000 if single, head of household or married filing a separate return and you lived apart from your spouse during the entire year.
     (3) Divide the result in (2) by $15,000 ($10,000 if filing a joint return).
     (4) Multiply your contribution limit (after reduction for any contributions to traditional IRAs) by the result in (3).
     (5) Subtract the result in (4) from your contribution limit before this reduction. The result is your reduced contribution limit.

You may round your reduced contribution limit up to the nearest $10. If your reduced contribution limit is more than $0, but less than $200, increase the limit to $200.

     Example. You are a single individual with taxable compensation of $113,000. You want to make the maximum allowable contribution to your Roth IRA for 2002. Your AGI for 2002 is $100,000. You have not contributed to any traditional IRA, so your contribution limit before the AGI reduction is $3,000. Your reduced Roth IRA contribution is $2,000, figured as follows:

     (1)      Modified AGI = $100,000
     (2)      $100,000 - $95,000 = $5,000
     (3)      $5,000 (divided by) $15,000 = .3333
     (4)      $3,000 (contribution limit before adjustment) x .3333 = $1,000
     (5) $3,000 - $1,000 = $2,000. This figure is rounded up to the nearest $10, so your reduced Roth IRA contribution limit is $2,000.

Conversions or rollovers. Conversions or rollovers from a traditional IRA are only permitted for taxpayers whose AGI does not exceed $100,000 in the year of the conversion or rollover. Neither conversions nor rollovers are permitted for married individuals filing separate returns. Conversions or rollovers from traditional IRAs to Roth IRAs are generally taxed entirely in the year of the conversion or rollover. Conversions or rollovers to your Roth IRA are permitted only from a traditional IRA or another Roth IRA. You may not convert or roll over directly to a Roth IRA from

                                    Page 2-R
a qualified plan described in section 401(a) or 401(k) of the Code, or from an annuity described in section 403(b) of the Code.

Taxation of Distributions. Distributions from your Roth IRA will be treated first as withdrawals of your regular contributions, then withdrawals of conversion or rollover contributions, then finally any earnings. Therefore, distributions will be non-taxable to the extent of your investment in your Roth IRA. However, a distribution from your Roth IRA may be subject to a 10% penalty tax, even if the distribution is not otherwise taxable, if it is a distribution of a conversion or rollover amount within five years of the conversion or rollover. Your Roth IRA is not subject to the minimum distribution rules before death or to the incidental benefit rules, both of which are contained in section 401(a)(9).

Distributions from your Roth IRA which consist of earnings will be taxable unless they are:

1. Made at least five years after you established your first Roth IRA (whether the Roth IRA was established with regular contributions or conversion or rollover contributions); and

2. Made after you attain age 59 1/2, or for qualifying first-time homebuyer expenses (in accordance with section 72(t)(2)(F), or on account of your death or disability (as defined in section 72(m)(7)).

Taxable distributions may also be subject to a 10% penalty tax unless you are over age 59 1/2 or you meet one of several other exceptions to the penalty tax. In general, the same exceptions to the 10% penalty tax that apply to traditional IRAs also apply to Roth IRAs. See IRS publication 590 for a discussion of the exceptions to the penalty tax.

Post-death distributions. Upon your death, distributions from your Roth IRA to your beneficiary generally must commence by the end of the next calendar year and be paid over a period no longer than your beneficiary's life expectancy. Alternatively, your beneficiary can take a complete distribution of the balance of your Roth IRA account by the end of the fifth calendar year after your death.

Reporting. You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

Excess contributions. You may be subject to a six percent excise tax on excess contributions for every year that the excess contributions remain in the IRA if
(1) contributions to your other individual retirement arrangements have been made in the same tax year, (2) your adjusted gross income exceeds the applicable limits for the tax year, or (3) you and your spouse's compensation does not exceed the amount contributed for both of you for the tax year.

                                    Page 3-R

IRS Approval. This disclosure statement is intended to provide a general overview of the applicable tax laws relating to Roth Individual Retirement Annuities. It is not intended to constitute a comprehensive explanation as to the tax consequences of your Roth IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM A ROTH IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                              FINANCIAL DISCLOSURE
          (THE CHAIRMAN VARIABLE ANNUITY, FORM NOS. T1575 AND T1575Z)

This Financial Disclosure is applicable to Roth IRAs using The Chairman Variable Annuity (contract form numbers T1575 and T1575Z) purchased from The American Franklin Life Insurance Company.

Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

     (a) During each contract year, a maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

     (b) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.25% of the average Separate Account Value of the contract during both the accumulation and the payout phase.

     (c) Premium taxes, if applicable, may be charged against accumulation value at the time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

     (d) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

               6% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

                                    Page 4-R

               6% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

               5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

               5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

               4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

               4% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

               2% of purchase payments for surrenders and withdrawals made during the seventh contract year following receipt of the purchase payments surrendered.

               There will be no charge imposed for surrenders and withdrawals made during the eighth and subsequent contract years following receipt of the purchase payments surrendered.

Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

     (e) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of 0.15% of the average Separate Account Value of the contract during the accumulation and the Payout Phase.

     (f) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.28% and 0.93%.

                                    Page 5-R

                           SEPARATE ACCOUNT VA-1 OF
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                               THE CHAIRMAN(TM)
                Combination Fixed And Variable Annuity Contracts
                                   Offered by
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                #1 Franklin Square, Springfield, Illinois  62713
                                 (800) 528-2011
                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated May 1, 2002

     This Statement of Additional Information is not a prospectus. It should be read with the Prospectus for Separate Account VA-1 of The American Franklin Life Insurance Company (the "Separate Account") concerning The Chairman flexible payment deferred individual annuity Contracts investing in certain mutual fund Portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and MFS Variable Insurance Trust, dated April 30, 2000 and May 1, 2002, respectively. A copy of the Prospectus for the Contracts, and any supplements thereto, may be obtained by contacting The American Franklin Life Insurance Company ("American Franklin") at its Administrative Office located at 2929 Allen Parkway, Houston, Texas 77019-2155; mailing address - P.O. Box 4636, Houston, Texas 77210-4636; telephone numbers - (800) 200-3101 or (713) 831-
3310. An Owner has the option of receiving benefits on a fixed basis through American Franklin's Fixed Account or through American Franklin's Separate Account. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                               TABLE OF CONTENTS

General Information....................................   2
Regulation and Reserves................................   2
Experts................................................   3
Principal Underwriter..................................   3
Administration of the Contracts........................   4
Legal Matters..........................................   4
Tax Status of the Contracts............................   4
Limitations on Annuity Payment Options.................   5
Annuity Payments.......................................   7
     A.  Gender of Annuitant...........................   7
     B.  Misstatement of Age or Sex and Other Errors...   8
Change of Investment Adviser or Investment Policy......   8
Performance Data for the Divisions.....................   8
Financial Statements...................................   8
Index to Financial Statements..........................   9

                              GENERAL INFORMATION

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of variable universal life insurance and variable annuities. American Franklin is presently authorized to write insurance in forty-six states, the District of Columbia and Puerto Rico. American Franklin's home office is located at #1 Franklin Square, Springfield, Illinois 62713.

     American Franklin is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name for American Franklin and its affiliates. The commitments under the policies are American Franklin's, and AIG has no legal obligation to back those commitments.

     American Franklin has announced that it intends to merge with American General Life Insurance Company ("American General Life"), subject to receipt of required approvals from the SEC and certain state insurance departments. American General Life is an affiliate of American Franklin and is also an indirect wholly-owned subsidiary of AIG. Following the merger the Separate Account will be a separate account of American General Life and the commitments under the policies will be American General Life's. We expect the merger to occur by the end of 2002.

     American Franklin is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. American Franklin's membership in IMSA applies only to American Franklin and not its products.

                            REGULATION AND RESERVES

     American Franklin is subject to regulation and supervision by the insurance departments of the states in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. American Franklin's operations and accounts are subject to periodic examination by insurance regulatory authorities.

     Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for insurance contract losses, if covered, incurred by insolvent companies. The amount of any future assessments of American Franklin under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

     Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the business of insurance. Also, both the executive and legislative branches of the federal government have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on American Franklin would be.

     Pursuant to state insurance laws and regulations, American Franklin is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if American Franklin were to incur claims or expenses at rates significantly higher than expected, for example, due to acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                                    EXPERTS

     The statement of net assets as of December 31, 2001 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years then ended of the Separate Account, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing elsewhere herein. The financial statements of American Franklin at December 31, 2001 and 2000 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2001, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                             PRINCIPAL UNDERWRITER

     Franklin Financial Services Corporation ("FFSC") is the principal underwriter with respect to the Contracts. FFSC also serves as principal underwriter to Franklin Life Variable Annuity Fund which offers interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of American Franklin, which offer interests in flexible premium variable life insurance policies, each of which is an investment company registered under the Investment Company Act of 1940. FFSC, a Delaware corporation, is a wholly-owned subsidiary of The Franklin and a member of the National Association of Securities Dealers, Inc. During 2001, 2000 and 1999, commissions in the amount of $701,939, $1,583,942 and $3,453,466 respectively, were paid on the Contracts.

     The securities offered pursuant to the Contracts are offered on a continuous basis.

                        ADMINISTRATION OF THE CONTRACTS

     While American Franklin has primary responsibility for all administration of the Contracts, American General Life Companies ("AGLC") has agreed pursuant to a services agreement among American General Corporation and almost all of its subsidiaries to provide all administrative services in connection with the Contracts, including the issuance of the Contracts and the maintenance of Owners' records. American Franklin and AGLC are parties to the services agreement. Pursuant to such agreement, American Franklin reimburses AGLC for the costs and expenses which AGLC incurs in providing such administrative services in connection with the Contracts, but neither American Franklin nor AGLC incurs a loss or realizes a profit by reason thereof. During 2001, 2000, and 1999, $514,137, $547,673 and $472,681, respectively, was paid by American Franklin to AGLC for these services. American Franklin's ability to administer the Contracts could be adversely affected should AGLC terminate or be unable to continue providing administrative services pursuant to the services agreement.

                                 LEGAL MATTERS

     Lauren W. Jones, Esquire, Deputy General Counsel of the American General Life Companies, an affiliate of American Franklin has opined as to the validity of the Policies.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Federal tax laws require that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In certain circumstances, Owners of variable annuity contracts have been considered for Federal income tax purposes to be the Owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the Variable Account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an Owner to allocate purchase payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give Owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the contract.

                     LIMITATIONS ON ANNUITY PAYMENT OPTIONS

     LIMITATIONS ON CHOICE OF ANNUITY PAYMENT OPTION. Described below are certain limitations on Annuity Payment Options based on American Franklin's current understanding of the distribution rules generally applicable to Non-Qualified Contracts, Section 457 Contracts and to Qualified Contracts. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Annuity Payment Option availability thereunder.

     The Internal Revenue Service has proposed regulations relating to required distributions from Section 457 Plans and Qualified Plans. These proposed regulations may limit the availability of the Annuity Payment Options for Contracts issued in connection with such plans. The proposed regulations are generally effective for calendar years after 1984; persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the proposed regulations on the Annuity Payment Option or Options he or she is contemplating.

     FIRST OPTION--LIFE ANNUITY. Under Qualified Contracts, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is available to the beneficiary only if the beneficiary is an individual designated in the Contract and distributions to the beneficiary begin not later than one year after the date of the Annuitant's death (except that distributions to a designated beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age 70-1/2). If the surviving spouse of the Annuitant is the designated beneficiary and such surviving spouse dies before annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements.

     Under Non-Qualified Contracts, if any Owner dies before annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated beneficiary only if the beneficiary is an individual designated in the Contract and distributions to the designated beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be). If the surviving spouse of the Owner is the designated beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to the beneficiary unless the designated beneficiary is the surviving spouse of the Annuitant and distributions to the designated beneficiary begin not later than the later of
(i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70-1/2.

     SECOND OPTION--LIFE ANNUITY WITH PAYMENT FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancies of the Annuitant and his or her designated beneficiary). Further, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to a beneficiary unless

(i) the beneficiary is an individual designated in the Contract, (ii) the selected period does not extend beyond the life expectancy of the designated beneficiary and (iii) the distribution to the designated beneficiary commences not later than one year after the date of the Annuitant's death (except that distributions to a designated beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age 70-1/2). If the surviving spouse of the Annuitant is the designated beneficiary and the surviving spouse dies before annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements. This Annuity Payment Option is available in connection with Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans only if certain minimum distribution incidental benefit requirements of the proposed regulations are met.

     Under Non-Qualified Contracts, if any Owner dies before annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated beneficiary only if the beneficiary is an individual designated in the Contract, distributions to the designated beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be), and the selected period does not extend beyond the life expectancy of the designated beneficiary. If the surviving spouse of the deceased Owner is the designated beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, this Annuity Payment Option is not available unless the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancy of the Annuitant and his or her designated beneficiary who is an individual designated in the Contract). Further, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to the beneficiary unless (a) the designated beneficiary is the surviving spouse of the Annuitant, (b) the selected period does not extend beyond the life expectancy of the designated beneficiary and (c) distributions to the designated beneficiary begin not later than the later of (i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70-1/2. This Annuity Payment Option is also not available under Section 457 Contracts unless certain minimum distribution rules similar to the minimum distribution incidental benefit requirements of proposed regulations are met.

     THIRD OPTION--JOINT AND LAST SURVIVOR LIFE ANNUITY. Under Section 457 Contracts and Qualified Contracts, this Annuity Payment Option is available only if the secondary annuitant is the spouse of the Annuitant or if certain minimum distribution incidental benefit requirements of the proposed regulations are met. Further, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to a beneficiary. Under Non-Qualified Contracts, if any Owner dies before Annuity payments have commenced, this Annuity Payment Option is available only if the designated beneficiary is the surviving spouse of the deceased Owner.

     FOURTH OPTION--INCOME PAYMENTS FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the limitations described in the Second Option, above, applicable to such Qualified Contracts, are satisfied, except that this

Annuity Payment Option is otherwise available to a designated beneficiary where the Annuitant dies before annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which Annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     Under Non-Qualified Contracts this Annuity Payment Option is not available to a beneficiary where the Annuitant dies before annuity payments have commenced, unless either the limitations described in the Second Option, above, applicable to such Non-Qualified Contracts are satisfied, or the selected period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be.

     Under Section 457 Contracts this Annuity Payment Option is not available unless the limitations described in the Second Option, above, applicable to
Section 457 Contracts, are satisfied. This Annuity Payment Option is also available to a designated beneficiary where the Annuitant dies before Annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant. If the surviving spouse of the Annuitant is the designated beneficiary and the surviving spouse dies before annuity payments to such spouse have commenced, the surviving spouse will be treated as the Annuitant for purposes of the preceding sentence. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     FIFTH OPTION--PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Annuity Payment Option is not available to a beneficiary under a Non-Qualified Contract where the Annuitant dies before annuity payments have commenced, unless the amount selected results in a distribution period which either satisfies the limitations described in the Second Option, above, applicable to Non-Qualified Contracts, or which terminates not more than five years after the death of the Annuitant or the substitute surviving spouse, as the case may be.

                                ANNUITY PAYMENTS

A.   GENDER OF ANNUITANT

     When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

     However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. American Franklin will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

B.   MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

     If the age or sex of an Annuitant has been misstated to American Franklin, the benefits payable will be those which the purchase payments paid would have purchased at the correct age and sex. If American Franklin made any overpayments because of incorrect information about age or sex, or any error or miscalculation, American Franklin will deduct the overpayment from the next payment or payments due. American Franklin will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the assumed interest rate used in the Contract's annuity tables.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

     Unless otherwise required by law or regulation, neither the investment adviser to any Portfolio nor any investment policy may be changed without the consent of American Franklin. If required, approval of or change of any investment objective will be filed with the insurance department of each state where a Contract has been delivered. The Owner (or, after annuity payments start, the payee) will be notified of any material investment policy change that has been approved. Owners will be notified of any investment policy change prior to its implementation by the Separate Account if such Owners' consent or vote is required for such change.

                       PERFORMANCE DATA FOR THE DIVISIONS

     American Franklin no longer offers the Contracts for sale in any jurisdiction. Along with the decision to cease sales, American Franklin has also decided to discontinue use of any sales or advertising material. This includes ceasing publication of any investment results for any of the available Division of the Separate Account, including the VIP Money Market Division.

  American Franklin will amend the information in this Statement of Additional Information to describe certain methods and procedures used to prepare investment results, if it later decides to resume the use of such information in sales or advertising material.

                              FINANCIAL STATEMENTS

     The financial statements for the Separate Account and American Franklin appear on the following pages. The financial statements of American Franklin that are included in this Statement of Additional Information should be considered only as bearing on the ability of American Franklin to meet its obligations under the Contracts.

                         INDEX TO FINANCIAL STATEMENTS

                                                                        Page
                                                                       -------

The Separate Account

  Report of Independent Auditors....................................   VA-1-1

     Audited Financial Statements:

     Statement of Net Assets, December 31, 2001.....................   VA-1-2

     Statement of Operations for the year ended December 31, 2001...   VA-1-5

     Statement of Changes in Net Assets for the years ended
          December 31, 2001and 2000.................................   VA-1-8

     Notes to Financial Statements..................................   VA-1-11

The American Franklin Life Insurance Company:*

     Report of Independent Auditors.................................   F-1

     Audited Financial Statements:

     Statement of Income for the years ended
          December 31, 2001, 2000 and 1999..........................   F-2

     Balance Sheet, December 31, 2001 and 2000......................   F-3

     Statement of Shareholder's Equity for the years ended
          December 31, 2001, 2000 and 1999..........................   F-4

     Statement of Comprehensive Income for the years ended
          December 31, 2001, 2000 and 1999..........................   F-4

     Statement and Cash Flows for the years ended
          December 31, 2001, 2000 and 1999..........................   F-5

     Notes to Financial Statements..................................   F-6


--------------------------------------------------------------------------------

* The financial statements of American Franklin contained in this prospectus should be considered only as bearing upon the ability of American Franklin to meet its obligations under the policies offered hereby. They should not be considered as bearing upon investment experience of Separate Account VA-1.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-1

                                DECEMBER 31, 2001
                                  ANNUAL REPORT

                          Separate Account VA-1 Funding
                                The Chairman(TM)
                Combination Fixed and Variable Annuity Contracts

                          Principal office located at:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                      Annual Report Dated December 31, 2001

-------------------------------------------------------------------------------







The Annual Report of Separate Account VA-1 is prepared and provided by The American Franklin Life Insurance Company.

-------------------------------------------------------------------------------
This Annual Report is not to be construed as an offering for sale of any American Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                        REPORT OF INDEPENDENT AUDITORS



Board of Directors
The American Franklin Life Insurance Company
Contractowners of Separate Account VA-1

We have audited the accompanying statement of net assets of Separate Account VA-1 (comprising, respectively, the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Investors Trust (formerly MFS Growth With Income), MFS Total Return, MFS Utilities and MFS Capital Opportunities Divisions) as of December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of two years then ended. These financial statements are the responsibility of Separate Account VA-1 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VA-1 at December 31, 2001, and the results of their operations for the year then ended and changes in net assets for each of the two years then ended in conformity with accounting principles generally accepted in the United States.





Chicago, Illinois
March 29, 2002

                                     VA-1-1

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Net Assets
December 31, 2001

                                                                       Variable Insurance Products Fund
                                           ---------------------------------------------------------------------------------------
                                                   VIP                VIP                                                VIP
                                                  Money             Equity-            VIP              VIP             High
                                                  Market            Income            Growth          Overseas         Income
Assets                                           Division          Division          Division         Division        Division
                                           ---------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                     $     13,126,476    $    19,188,717  $   21,941,975    $   1,967,223   $   1,665,688
Due from (to) general account                           591                807             806               63              66
                                           ---------------------------------------------------------------------------------------

Net assets                                 $     13,127,067    $    19,189,524  $   21,942,781    $   1,967,286   $   1,665,754
                                           =======================================================================================


Unit value                                 $           5.97    $          7.05  $         7.70    $        5.40   $        3.95
                                           =======================================================================================

Units outstanding                                 2,198,802          2,720,405       2,851,037          364,487         421,927
                                           =======================================================================================

Cost of investments                        $     13,126,476    $    20,263,218  $   28,791,951    $   2,906,695   $   2,168,031
                                           =======================================================================================

See Notes to Financial Statements

                                     VA-1-2

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Net Assets (continued)
December 31, 2001

                                                                                                                        MFS
                                                                                                                      Variable
                                                                                                                     Insurance
                                                           Variable Insurance Products Fund II                         Trust
                                        -------------------------------------------------------------------------   -------------
                                               VIPII             VIPII            VIPII               VIPII             MFS
                                            Investment           Asset            Index              Contra-          Emerging
                                            Grade Bond          Manager            500                fund             Growth
Assets                                       Division          Division          Division           Division          Division
                                        -----------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                  $    7,860,110     $    5,858,846   $   28,505,031     $    14,595,680    $  12,837,702
Due from (to) general account                      255                248            1,052                 606              470
                                        -----------------------------------------------------------------------------------------

Net assets                              $    7,860,365     $    5,859,094   $   28,506,083     $    14,596,286    $  12,838,172
                                        =========================================================================================


Unit value                              $         6.54     $         6.52   $         7.36     $          7.45    $        6.81
                                        =========================================================================================

Units outstanding                            1,201,602            898,909        3,870,501           1,958,266        1,884,589
                                        =========================================================================================

Cost of investments                     $    7,516,524     $    6,755,359   $   30,383,684     $    17,323,120    $  17,237,640
                                        =========================================================================================

See Notes to Financial Statements

                                     VA-1-3

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Net Assets (continued)
December 31, 2001

                                                                        MFS Variable Insurance Trust
                                        -------------------------------------------------------------------------------------------
                                                                  MFS                                                    MFS
                                                MFS            Investors             MFS              MFS              Capital
                                              Research           Trust          Total Return       Utilities        Opportunities
Assets                                        Division         Division*          Division          Division          Division
                                        -------------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                   $    13,672,846  $     9,860,295    $   17,237,417     $    9,441,076  $     8,014,869
Due from (to) general account                        607              410               701                354              355
                                        -------------------------------------------------------------------------------------------

Net assets                               $    13,673,453   $    9,860,705    $   17,238,118     $    9,441,430   $    8,015,224
                                        ===========================================================================================


Unit value                               $          6.22   $         6.44    $         7.38     $         7.21   $         7.98
                                        ===========================================================================================

Units outstanding                              2,196,575        1,531,763         2,336,485          1,308,990        1,004,972
                                        ===========================================================================================

Cost of investments                      $    17,727,433   $   11,122,692    $   16,434,240     $   12,494,543   $   10,573,884
                                        ===========================================================================================

See Notes to Financial Statements

*Formerly known as MFS Growth With Income Division.

                                     VA-1-4

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Operations
Year Ended December 31, 2001

                                                                           Variable Insurance Products Fund
                                               ------------------------------------------------------------------------------------
                                                      VIP              VIP                                                  VIP
                                                     Money           Equity-            VIP               VIP               High
                                                     Market          Income            Growth          Overseas            Income
                                                    Division        Division          Division         Division           Division
                                               ------------------------------------------------------------------------------------
Net investment income (expense)
Income
   Dividends                                    $   440,153     $     417,806     $      21,770    $      148,670     $    247,044
   Capital gains distributions                            -         1,173,837         2,046,378           234,995                -
Expenses
   Mortality and expense risk charges               161,852           313,432           342,902            34,313           31,099
                                               ------------------------------------------------------------------------------------
Net investment income (expense)                     278,301         1,278,211         1,725,246           349,352          215,945

Net realized and unrealized gain (loss) on
   investments
   Net realized gain (loss)                               -          (689,546)         (669,299)         (217,482)        (834,165)
   Net unrealized appreciation (depreciation)
        Beginning of year                                 -         1,310,199           690,076          (180,317)        (750,369)

        End of year                                       -        (1,074,501)       (6,849,976)         (939,472)        (502,343)
                                               ------------------------------------------------------------------------------------

   Net change in unrealized appreciation
        (depreciation) during the year                    -        (2,384,700)       (7,540,052)         (759,155)         248,026
                                               ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
     investments                                          -        (3,074,246)       (8,209,351)         (976,637)        (586,139)
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                            $   278,301     $  (1,796,035)    $  (6,484,105)   $     (627,285)    $   (370,194)
                                               ====================================================================================

See Notes to Financial Statements

                                     VA-1-5

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Operations (continued)
Year Ended December 31, 2001


                                                                                                                           MFS
                                                                                                                        Variable
                                                                                                                        Insurance
                                                              Variable Insurance Products Fund II                         Trust
                                               -------------------------------------------------------------------   -------------
                                                     VIPII             VIPII           VIPII            VIPII              MFS
                                                   Investment          Asset           Index           Contra-          Emerging
                                                   Grade Bond         Manager           500              fund            Growth
                                                    Division         Division         Division         Division         Division
                                               -----------------------------------------------------------------------------------
Net investment income (expense)
Income
   Dividends                                   $     228,808     $    278,537    $     405,215    $      144,398   $         604
   Capital gains distributions                             -          104,451                -           509,638       1,011,281
Expenses
   Mortality and expense risk charges                 95,455           86,955          451,400           230,252         221,915
                                               -----------------------------------------------------------------------------------
Net investment income (expense)                      133,353          296,033          (46,185)          423,784         789,970

Net realized and unrealized gain (loss) on
    investments
   Net realized gain (loss)                            5,841         (213,108)         494,440           (57,170)        372,228
   Net unrealized appreciation (depreciation)
        Beginning of year                             66,924         (398,806)       3,850,338           315,117       4,863,431

        End of year                                  343,586         (896,513)      (1,878,653)       (2,727,440)     (4,399,938)
                                               -----------------------------------------------------------------------------------

   Net change in unrealized appreciation
        (depreciation) during the year               276,662         (497,707)      (5,728,991)       (3,042,557)     (9,263,369)
                                               -----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                       282,503         (710,815)      (5,234,551)       (3,099,727)     (8,891,141)
                                               -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                             $     415,856     $   (414,782)   $  (5,280,736)   $   (2,675,943)  $  (8,101,171)
                                               ===================================================================================

See Notes to Financial Statements

                                     VA-1-6

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Operations (continued)
Year Ended December 31, 2001

                                                                             MFS Variable Insurance Trust
                                                ------------------------------------------------------------------------------------
                                                                      MFS              MFS                                 MFS
                                                      MFS          Investors          Total              MFS             Capital
                                                    Research         Trust            Return          Utilities       Opportunities
                                                    Division       Division*         Division          Division          Division
                                                ------------------------------------------------------------------------------------
Net investment income (expense)
Income
    Dividends                                   $       2,247  $       58,138    $     396,193     $    415,096    $           -
    Capital gains distributions                     2,159,064         298,405          584,985        1,088,581          838,962
Expenses
    Mortality and expense risk charges                229,476         159,870          256,220          171,628          134,772
                                                ------------------------------------------------------------------------------------
Net investment income (expense)                     1,931,835         196,673          724,958        1,332,049          704,190

Net realized and unrealized gain (loss) on
    investments
    Net realized gain (loss)                          (11,900)       (105,451)         175,856          290,183          253,600
    Net unrealized appreciation (depreciation)
          Beginning of year                         2,481,794       1,128,170        1,943,697        1,933,594        1,368,287

          End of year                              (4,054,587)     (1,262,397)         803,177       (3,053,467)      (2,559,015)
                                                ------------------------------------------------------------------------------------

     Net change in unrealized appreciation
          (depreciation) during the year           (6,536,381)     (2,390,567)      (1,140,520)      (4,987,061)      (3,927,302)
                                                ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
    investments                                    (6,548,281)     (2,496,018)        (964,664)      (4,696,878)      (3,673,702)
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                             $  (4,616,446) $   (2,299,345)   $    (239,706)    $ (3,364,829)   $  (2,969,512)
                                                ====================================================================================

See Notes to Financial Statements

*Formerly known as MFS Growth With Income Division.

                                     VA-1-7

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Changes in Net Assets

                                                                         Variable Insurance Products Fund
                                              -------------------------------------------------------------------------------------
                                                      VIP              VIP                                                VIP
                                                     Money           Equity-            VIP               VIP            High
                                                     Market          Income            Growth           Overseas        Income
                                                    Division        Division          Division          Division       Division
                                              -------------------------------------------------------------------------------------
Year Ended December 31, 2001
Change in net assets
From operations:
       Net investment income (expense)         $      278,301   $    1,278,211   $    1,725,246    $      349,352   $     215,945
       Net realized gain (loss) on
           investments                                      -         (689,546)        (669,299)         (217,482)       (834,165)
       Net change in unrealized appreciation
           (depreciation)  on investments                   -       (2,384,700)      (7,540,052)         (759,155)        248,026
                                              -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       operations                                     278,301       (1,796,035)      (6,484,105)         (627,285)       (370,194)
From contract related transactions:
       Net contract purchase payments                 180,101          352,707          420,110            17,832         123,779
       Withdrawals                                 (1,915,628)      (2,184,202)      (2,297,180)         (146,869)       (177,070)
       Transfers between Separate Account
           VA-1 divisions, net                      6,850,364       (2,837,797)      (1,833,216)         (453,832)        126,045
                                              -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       contract related transactions                5,114,837       (4,669,292)      (3,710,286)         (582,869)         72,754
                                              -------------------------------------------------------------------------------------
Net increase (decrease) in net assets               5,393,138       (6,465,327)     (10,194,391)       (1,210,154)       (297,440)
Net assets, beginning of year                       7,733,929       25,654,851       32,137,172         3,177,440       1,963,194
                                              -------------------------------------------------------------------------------------
Net assets, end of year                        $   13,127,067   $   19,189,524   $   21,942,781    $    1,967,286   $   1,665,754
                                              =====================================================================================

Year Ended December 31, 2000
Change in net assets
From operations:
       Net investment income (expense)         $      415,675   $    1,695,106   $    3,181,162    $      331,860   $     159,830
       Net realized gain (loss) on
           investments                                      -           (2,671)       1,302,046            53,966        (185,353)
       Net change in unrealized appreciation
           (depreciation) on investments                    -          282,163       (8,244,936)       (1,103,373)       (617,612)
                                              -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       operations                                     415,675        1,974,598       (3,761,728)         (717,547)       (643,135)
From contract related transactions:
       Net contract purchase payments               2,025,995        1,255,636        3,423,918           322,217         120,186
       Withdrawals                                 (1,923,908)      (1,832,217)      (3,684,474)         (278,903)       (293,604)
       Transfers between Separate Account
           VA-1 divisions, net                     (6,113,054)      (1,002,882)       2,005,244           217,762        (112,643)
                                              -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       contract related transactions               (6,010,967)      (1,579,463)       1,744,688           261,076        (286,061)
                                              -------------------------------------------------------------------------------------
Net increase (decrease) in net assets              (5,595,292)         395,135       (2,017,040)         (456,471)       (929,196)
Net assets, beginning of year                      13,329,221       25,259,716       34,154,212         3,633,911       2,892,390
                                              -------------------------------------------------------------------------------------
Net assets, end of year                        $    7,733,929   $   25,654,851   $   32,137,172    $    3,177,440   $   1,963,194
                                              =====================================================================================

See Notes to Financial Statements

                                     VA-1-8

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Changes in Net Assets (continued)

                                                                                                                            MFS
                                                                                                                          Variable
                                                                                                                         Insurance
                                                                Variable Insurance Products Fund II                        Trust
                                              ----------------------------------------------------------------------   -------------
                                                     VIPII           VIPII            VIPII             VIPII               MFS
                                                  Investment         Asset            Index            Contra-            Emerging
                                                  Grade Bond        Manager            500               fund              Growth
                                                   Division         Division         Division          Division           Division
                                              --------------------------------------------------------------------------------------
Year Ended December 31, 2001
Change in net assets
From operations:
    Net investment income (expense)            $      133,353   $     296,033    $      (46,185) $      423,784      $      789,970
    Net realized gain (loss) on investments             5,841        (213,108)          494,440         (57,170)            372,228
    Net change in unrealized appreciation
        (depreciation) on investments                 276,662        (497,707)       (5,728,991)     (3,042,557)         (9,263,369)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                        415,856        (414,782)       (5,280,736)     (2,675,943)         (8,101,171)
From contract related transactions:
    Net contract purchase payments                     44,017          73,626           596,366         430,759             403,607
    Withdrawals                                      (840,750)       (470,422)       (2,307,029)     (1,112,471)         (1,573,832)
    Transfers between Separate Account
        VA-1 divisions, net                         4,014,778        (374,757)       (2,974,116)     (2,160,787)         (1,433,135)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    contract related transactions                   3,218,045        (771,553)       (4,684,779)     (2,842,499)         (2,603,360)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets               3,633,901      (1,186,335)       (9,965,515)     (5,518,442)        (10,704,531)
Net assets, beginning of year                       4,226,464       7,045,429        38,471,598      20,114,728          23,542,703
                                              --------------------------------------------------------------------------------------
Net assets, end of year                        $    7,860,365   $   5,859,094    $   28,506,083  $   14,596,286      $   12,838,172
                                              ======================================================================================

Year Ended December 31, 2000
Change in net assets
From operations:
    Net investment income (expense)            $      231,582   $     669,467    $      138,464  $    2,396,103      $    1,244,078
    Net realized gain (loss) on investments           (28,775)        (42,184)        1,164,727         387,593           1,110,708
    Net change in unrealized appreciation
        (depreciation) on investments                 179,253        (951,970)       (5,106,277)     (4,084,792)         (6,831,405)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                        382,060        (324,687)       (3,803,086)     (1,301,096)         (4,476,619)
From contract related transactions:
    Net contract purchase payments                    161,012         631,334         3,645,883       2,233,641           2,435,376
    Withdrawals                                      (301,937)       (420,601)       (3,382,551)     (1,739,414)         (2,110,863)
    Transfers between Separate Account
        VA-1 divisions, net                          (219,458)        (49,214)         (409,388)        787,488           2,362,112
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       contract related transactions                 (360,383)        161,519          (146,056)      1,281,715           2,686,625
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets                  21,677        (163,168)       (3,949,142)        (19,381)         (1,789,994)
Net assets, beginning of year                       4,204,787       7,208,597        42,420,740      20,134,109          25,332,697
                                              --------------------------------------------------------------------------------------
Net assets, end of year                        $    4,226,464   $   7,045,429    $   38,471,598  $   20,114,728      $   23,542,703
                                              ======================================================================================

See Notes to Financial Statements

                                     VA-1-9

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Changes in Net Assets (continued)

                                                                          MFS Variable Insurance Trust
                                             ---------------------------------------------------------------------------------------
                                                                     MFS              MFS                                MFS
                                                   MFS            Investors          Total               MFS           Capital
                                                 Research           Trust            Return           Utilities     Opportunities
                                                 Division         Division*         Division           Division        Division
                                             ---------------------------------------------------------------------------------------
Year Ended December 31, 2001
Change in net assets
From operations:
   Net investment income (expense)           $     1,931,835    $     196,673   $        724,958    $   1,332,049   $     704,190
   Net realized gain (loss)  on investments          (11,900)        (105,451)           175,856          290,183         253,600
   Net change in unrealized appreciation
      (depreciation) on investments               (6,536,381)      (2,390,567)        (1,140,520)      (4,987,061)     (3,927,302)
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                     (4,616,446)      (2,299,345)          (239,706)      (3,364,829)     (2,969,512)
From contract related transactions:
   Net contract purchase payments                    387,203          112,261            470,721          324,219         326,626
   Withdrawals                                    (1,504,909)        (972,652)        (1,836,346)      (1,165,822)       (795,488)
   Transfers between Separate Account
      VA-1 divisions, net                         (1,561,486)        (562,710)           162,465       (1,734,103)       (961,438)
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   contract related transactions                  (2,679,192)      (1,423,101)        (1,203,160)      (2,575,706)     (1,430,300)
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets             (7,295,638)      (3,722,446)        (1,442,866)      (5,940,535)     (4,399,812)
Net assets, beginning of year                     20,969,091       13,583,151         18,680,984       15,381,965      12,415,036
                                             ---------------------------------------------------------------------------------------
Net assets, end of year                      $    13,673,453    $   9,860,705   $     17,238,118    $   9,441,430   $   8,015,224
                                             =======================================================================================

Year Ended December 31, 2000
Change in net assets
From operations:
   Net investment income (expense)           $     1,137,732    $     (91,173)  $        561,352    $   1,048,486   $     821,055
   Net realized gain (loss) on investments           604,482          321,861            198,592          136,322         238,373
   Net change in unrealized appreciation
      (depreciation) on investments               (2,560,784)        (386,908)         1,670,193         (519,068)     (1,671,833)
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                       (818,570)        (156,220)         2,430,137          665,740        (612,405)
From contract related transactions:
   Net contract purchase payments                  1,499,068          845,193            499,029        1,787,654       1,855,732
   Withdrawals                                    (1,865,438)      (1,001,697)        (1,213,923)        (970,275)       (875,326)
   Transfers between Separate Account
         VA-1 divisions, net                         754,743         (889,030)          (910,080)       1,609,927       2,243,183
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   contract related transactions                     388,373       (1,045,534)        (1,624,974)       2,427,306       3,223,589
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets               (430,197)      (1,201,754)           805,163        3,093,046       2,611,184
Net assets, beginning of year                     21,399,288       14,784,905         17,875,821       12,288,919       9,803,852
                                             ---------------------------------------------------------------------------------------
Net assets, end of year                      $    20,969,091    $  13,583,151   $     18,680,984    $  15,381,965   $  12,415,036
                                             =======================================================================================

See Notes to Financial Statements

*Formerly known as MFS Growth With Income Division.

                                    VA-1-10

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements
December 31, 2001

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company which is ultimately owned by American International Group, Inc., a Delaware corporation. American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account consists of fifteen investment divisions and was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Investors Trust (formerly known as Growth with Income), MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

     The Account was established by American Franklin to support the operations of American Franklin's The Chairman(TM) Combination Fixed and Variable Annuity Contracts (the Contracts).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other American Franklin business.

     The net assets of the Account may not be less than the reserves applicable to the Contracts. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. Additional assets are set aside in American Franklin's General Account to provide for other contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded on the ex-dividend date. Realized gains and losses on sales of the Account shares are determined on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account, however, no charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account. American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

                                    VA-1-11

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 2001

3.   CONTRACT CHARGES

     Certain jurisdictions require deductions from premium payments for premium taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin charges $30 against each contractowner's account for administrative expenses. This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $2,937,000 and $3,632,000 for the years ended December 31, 2001 and 2000, respectively.

     American Franklin imposes a surrender charge on the amount of each purchase payment withdrawn during the first seven years after receipt, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after receipt; the percentage declines ratably until elimination after the seventh year.

                                    VA-1-12

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 2001


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

                                                                     Variable Insurance Products Fund
                                               -----------------------------------------------------------------------------
                                                  VIP              VIP                                                VIP
                                                 Money           Equity-           VIP                 VIP            High
                                                 Market           Income          Growth             Overseas        Income
Year Ended December 31, 2001                    Division         Division        Division            Division       Division
                                               -----------------------------------------------------------------------------
Unit value, beginning of year                  $      5.81      $     7.54      $     9.57           $   6.90       $   4.51
                                               =============================================================================
Unit value, end of year                        $      5.97      $     7.05      $     7.70           $   5.40       $   3.95
                                               =============================================================================
Number of units outstanding,
  beginning of year                              1,331,256       3,404,107       3,357,135            460,319        435,418

Net contract purchase payments                      30,613          48,403          49,135              2,824         27,402

Withdrawals                                       (323,735)       (300,594)       (285,217)           (24,350)       (41,406)

Transfers between Separate Account
  VA-1 divisions, net                            1,160,668        (431,511)       (270,016)           (74,306)           513
                                               -----------------------------------------------------------------------------
Number of units outstanding,
    end of year                                  2,198,802       2,720,405       2,851,037            364,487        421,927
                                               =============================================================================

Year Ended December 31, 2000
Unit value, beginning of year                  $      5.54      $     6.96      $    10.66           $   8.46       $   5.91
                                               =============================================================================
Unit value, end of year                        $      5.81      $     7.54      $     9.57           $   6.90       $   4.51
                                               =============================================================================
Number of units outstanding,
  beginning of year                              2,405,743       3,628,549       3,203,599            429,458        489,147

Net contract purchase payments                     358,735         182,474         316,972             39,075         20,934

Withdrawals                                       (340,808)       (261,255)       (342,187)           (34,590)       (53,281)

Transfers between Separate Account
  VA-1's Divisions, net                         (1,092,414)       (145,661)        178,751             26,376        (21,382)
                                               -----------------------------------------------------------------------------
Number of units outstanding,
    end of year                                  1,331,256       3,404,107       3,357,135            460,319        435,418
                                               =============================================================================

                                    VA-1-13

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 2001

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:

                                                                                                                     MFS
                                                                                                                   Variable
                                                                                                                  Insurance
                                                             Variable Insurance Products Fund II                    Trust
                                              ---------------------------------------------------------------------------------
                                                  VIPII           VIPII             VIPII            VIPII           MFS
                                                Investment        Asset             Index           Contra-        Emerging
                                                Grade Bond       Manager             500              fund          Growth
Year Ended December 31, 2001                     Division        Division          Division         Division       Division
                                              ---------------------------------------------------------------------------------
Unit value, beginning of year                  $     6.12      $      6.92        $      8.55      $     8.61     $     10.46
                                              =================================================================================
Unit value, end of year                        $     6.54      $      6.52        $      7.36      $     7.45     $      6.81
                                              =================================================================================
Number of units outstanding,
  beginning of year                               690,930        1,017,678          4,497,424       2,335,871       2,249,910

Net contract purchase payments                      6,871           11,192             76,574          55,966          53,688

Withdrawals                                      (130,313)         (72,004)          (300,621)       (145,923)       (202,211)

Transfers between Separate Account
  VA-1 divisions, net                             634,114          (57,957)          (402,876)       (287,648)       (216,798)
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
  end of year                                   1,201,602          898,909          3,870,501       1,958,266       1,884,589
                                              =================================================================================

Year Ended December 31, 2000

Unit value, beginning of year                  $     5.58      $      7.23        $      9.43      $     9.15     $     12.41
                                              =================================================================================

Unit value, end of year                        $     6.12      $      6.92        $      8.55      $     8.61     $     10.46
                                              ==================================================================================
Number of units outstanding,
  beginning of year                               753,885          996,623          4,500,014       2,199,553       2,040,810

Net contract purchase payments                     28,098           87,768            393,801         243,903         192,315

Withdrawals                                       (52,451)         (59,015)          (364,174)       (188,828)       (167,094)

Transfers between Separate Account
  VA-1's Divisions, net                           (38,602)          (7,698)           (32,217)         81,243         183,879
                                              ----------------------------------------------------------------------------------
Number of units outstanding,
  end of year                                     690,930        1,017,678          4,497,424       2,335,871       2,249,910
                                              ==================================================================================

                                    VA-1-14

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 2001

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:

                                                                         MFS Variable Insurance Trust
                                             --------------------------------------------------------------------------------------
                                                                   MFS              MFS                                MFS
                                                  MFS           Investors          Total            MFS              Capital
                                                Research          Trust           Return         Utilities         Opportunities
Year Ended December 31, 2001                    Division        Division*        Division        Division            Division
                                             --------------------------------------------------------------------------------------
Unit value, beginning of year                 $     8.06       $     7.78      $     7.46       $     9.55          $    10.56
                                             ======================================================================================
Unit value, end of year                       $     6.22       $     6.44      $     7.38       $     7.21          $     7.98
                                             ======================================================================================
Number of units outstanding,
  beginning of year                            2,602,905        1,745,948       2,503,919        1,611,445           1,176,155

Net contract purchase payments                    51,959           15,624          64,646           34,930              36,788

Withdrawals                                     (220,209)        (142,966)       (249,954)        (137,292)            (86,915)

Transfers between Separate Account
  VA-1 divisions, net                           (238,080)         (86,843)         17,874         (200,093)           (121,056)
                                             --------------------------------------------------------------------------------------
Number of units outstanding,
  end of year                                  2,196,575        1,531,763       2,336,485        1,308,990           1,004,972
                                             ======================================================================================

Year Ended December 31, 2000

Unit value, beginning of year                 $     8.37       $     7.83      $     6.48       $     9.05          $    10.86
                                             ======================================================================================

Unit value, end of year                       $     8.06       $     7.78      $     7.46       $     9.55          $    10.56
                                             ======================================================================================
Number of units outstanding,
  beginning of year                            2,556,910        1,889,006       2,758,393        1,358,316             903,043

Net contract purchase payments                   170,112          109,215          74,956          185,322             157,315

Withdrawals                                     (209,569)        (127,663)       (178,864)        (101,171)            (73,801)

Transfers between Separate Account
  VA-1 Divisions, net                             85,452         (124,610)       (150,566)         168,978             189,598
                                             --------------------------------------------------------------------------------------
Number of units outstanding,
  end of year                                  2,602,905        1,745,948       2,503,919        1,611,445           1,176,155
                                             ======================================================================================

*Formerly known as MFS Growth With Income Division.

                                    VA-1-15

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 2001

5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.   SUMMARY OF OTHER FINANCIAL INFORMATION

                                                                          Ratios
                                                      ---------------------------------------------
                                                        Investment                        Total
                                                          Income          Expense         Return
                                                      -------------     -----------    ------------
    Year Ended December 31, 2001

    Variable Insurance Products Fund:
       VIP Money Market Division                            3.93%          1.45%           2.75%
       VIP Equity-Income Division                           7.11           1.40           (6.50)
       VIP Growth Division                                  8.20           1.36          (19.54)
       VIP Overseas Division                               15.87           1.42          (21.74)
       VIP High Income Division                            11.34           1.43          (12.42)

    Variable Insurance Products Fund II:
       VIPII Investment Grade Bond Division                 3.42%          1.43%           6.86%
       VIPII Asset Manager Division                         6.18           1.40           (5.78)
       VIPII Index 500 Division                             1.26           1.41          (13.92)
       VIPII Contrafund Division                            4.03           1.42          (13.47)

    MFS Variable Insurance Trust:
       MFS Emerging Growth Division                         6.39%          1.40%         (34.89)%
       MFS Research Division                               13.30           1.41          (22.83)
       MFS Investors Trust Division *                       3.16           1.42          (17.22)
       MFS Total Return Division                            5.47           1.43           (1.07)
       MFS Utilities Division                              12.13           1.38          (24.50)
       MFS Capital Opportunities Division                   8.55           1.37          (24.43)

    *Formerly known as MFS Growth With Income Division

                                    VA-1-16

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                         INDEX TO FINANCIAL STATEMENTS
                         -----------------------------


                                                                          PAGE
                                                                          ----

Report of Independent Auditors                                             F-1


Statement of Income                                                        F-2


Balance Sheet                                                              F-3


Statement of Shareholder's Equity                                          F-4


Statement of Comprehensive Income                                          F-4


Statement of Cash Flows                                                    F-5


Notes to Financial Statements                                       F-6 - F-14

                         REPORT OF INDEPENDENT AUDITORS

                      ___________________________________


Board of Directors
 and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.



Chicago, Illinois
February 5, 2002

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              STATEMENT OF INCOME
                                 (In thousands)


                                                                        For the years ended December 31
                                                                      2001           2000            1999
                                                                 -------------------------------------------
Revenues
 Premiums and other considerations                               $  18,345        $   20,443       $  10,087
 Net investment income                                               3,146             2,533           2,541
 Realized investment gains (losses)                                     (2)               (2)             21
 Other revenues                                                     35,249            38,414          32,418
                                                                 -------------------------------------------
    Total revenues                                                  56,738            61,388          45,067

Benefits and expenses
 Insurance and annuity benefits                                     22,468            25,725           9,040
 Operating costs and expenses                                       15,463            19,979          21,524
 Commissions and allowances                                         19,020            30,492          28,533
 Change in deferred policy acquisition costs and
  cost of insurance purchased                                       (5,383)          (16,371)        (16,871)
                                                                 -------------------------------------------
   Total benefits and expenses                                      51,568            59,825          42,226
                                                                 -------------------------------------------

Income before income taxes                                           5,170             1,563           2,841

Income tax expense (benefit)
 Current                                                               (83)           (1,090)         (1,449)
 Deferred                                                            1,747             1,177           1,358
                                                                 -------------------------------------------
   Total income tax expense (benefit)                                1,664                87             (91)
                                                                 -------------------------------------------

Net income                                                       $   3,506        $    1,476       $   2,932
                                                                 ===========================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                       (In thousands, except share data)


                                                                                                   At December 31
                             ASSETS                                                            2001               2000
                                                                                        ---------------------------------
Investments
  Fixed maturity securities (amortized cost: $17,196; $14,730)                          $     17,822         $   15,120
  Policy loans                                                                                28,755             25,480
  Short-term investments                                                                      11,118              3,430
                                                                                        ---------------------------------
      Total investments                                                                       57,695             44,030

Cash                                                                                           2,230              1,732
Accrued investment income                                                                        314                305
Accounts receivable from affiliates                                                            1,113                  -
Amounts recoverable from reinsurers                                                           13,946             18,242
Deferred policy acquisition costs                                                             93,715             87,598
Cost of insurance purchased                                                                    6,463              7,367
Insurance premiums due                                                                           191                700
Other assets                                                                                   1,545              1,320
Assets held in separate accounts                                                             570,855            656,298
                                                                                        ---------------------------------
      Total assets                                                                      $    748,067         $  817,592
                                                                                        =================================

                               LIABILITIES
Insurance and annuity liabilities
  Policy reserves, contract claims and other policyholders' funds                       $     16,968         $   19,467
  Universal life contracts                                                                    49,020             47,005
  Annuity contracts                                                                           10,108              7,074
  Unearned revenue                                                                            12,311             11,646

Income tax liabilities
  Current                                                                                        299                451
  Deferred                                                                                      (341)            (2,109)
Accrued expenses and other liabilities                                                         4,803              2,263
Liabilities related to separate accounts                                                     570,855            656,298
                                                                                        ---------------------------------
      Total liabilities                                                                      664,023            742,095

                     SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000 shares authorized,
  issued and outstanding)                                                                      2,500              2,500
Paid-in capital                                                                               75,937             70,937
Accumulated other comprehensive income                                                           134                 93
Retained earnings                                                                              5,473              1,967
                                                                                        ---------------------------------
      Total shareholder's equity                                                              84,044             75,497
                                                                                        ---------------------------------
      Total liabilities and shareholder's equity                                        $    748,067         $  817,592
                                                                                        =================================

                      See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                       STATEMENT OF SHAREHOLDER'S EQUITY
                                 (In thousands)

                                                                For the years ended December 31
                                                                 2001        2000        1999
                                                             -----------------------------------
Common stock, balance at beginning and end of year             $   2,500   $   2,500   $   2,500
                                                             -----------------------------------
Paid-in capital
 Balance at beginning of year                                     70,937      63,437      51,437
 Capital contribution                                              5,000       7,500      12,000
                                                             -----------------------------------
 Balance at end of year                                           75,937      70,937      63,437
                                                             -----------------------------------
Retained earnings (deficit)
 Balance at beginning of year                                      1,967         491      (2,441)
 Net income                                                        3,506       1,476       2,932
                                                             -----------------------------------
 Balance at end of year                                            5,473       1,967         491
                                                             -----------------------------------
Accumulated other comprehensive income
 Balance at beginning of year                                         93          92         430
 Change during the year                                               62           2        (520)
 Amounts applicable to deferred federal income taxes                 (21)         (1)        182
                                                             -----------------------------------
 Balance at end of year                                              134          93          92
                                                             -----------------------------------
Total shareholder's equity at end of year                      $  84,044   $  75,497   $  66,520
                                                             ===================================

                       STATEMENT OF COMPREHENSIVE INCOME
                                 (In thousands)

                                                                For the years ended December 31
                                                                  2001        2000       1999
                                                             -----------------------------------
Net income                                                     $    3,506   $   1,476   $  2,932
Other comprehensive income (loss)
 Gross change in unrealized gains (losses) on
  securities (pretax: $60, $-, $(499))                                 40           -       (324)
 Less: gains (losses) realized in net income
  (pretax: $(2), $(2), $21)                                            (1)         (1)        14
                                                             -----------------------------------
    Change in net unrealized gains (losses) on
    securities (pretax: $62, $2, $(520))                               41           1       (338)
                                                             -----------------------------------
      Comprehensive income                                     $    3,547   $   1,477   $  2,594
                                                             ===================================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                 (In thousands)


                                                                  For the years ended December 31
                                                                2001          2000            1999
                                                          -------------------------------------------
Operating activities
  Net income                                               $    3,506     $    1,476       $    2,932
 Reconciling adjustments to net cash used for operating
  activities
    Charges on universal life contracts, net of
     interest credited                                        (34,051)       (32,052)         (28,863)
    Change in other assets and liabilities                      7,536        (17,880)          (7,621)
    Deferred policy acquisition costs and cost of
     insurance purchased                                       (5,383)       (16,371)         (16,871)
    Policy reserves, claims and other policyholders'
     funds                                                     (1,851)        10,853           (2,994)
    Realized investment (gains) losses                              2              2              (21)
                                                        ---------------------------------------------
      Net cash used for operating activities                  (30,241)       (53,972)         (53,438)
                                                        ---------------------------------------------
Investing activities
    Investment purchases
      Available-for-sale                                       (5,071)          (845)         (30,018)
      Other                                                    (3,585)        (8,443)          (4,721)
    Investment calls, maturities and sales
      Available-for-sale                                        2,656          1,916           45,751
      Other                                                       310              -               55
    Net (increase) decrease in short term investments          (7,688)         3,303           (6,733)
                                                        ---------------------------------------------
        Net cash provided by (used for) investing
         activities                                           (13,378)        (4,069)           4,334
                                                        ---------------------------------------------
Financing activities
    Policyholder account deposits                              99,475        136,034          167,565
    Policyholder account withdrawals                          (60,358)       (97,313)        (131,120)
    Capital contribution                                        5,000          7,500           12,000
                                                        ---------------------------------------------
     Net cash provided by financing activities                 44,117         46,221           48,445
                                                        ---------------------------------------------
Net increase (decrease) in cash                                   498        (11,820)            (659)
Cash at beginning of year                                       1,732         13,552           14,211
                                                        ---------------------------------------------
Cash at end of year                                        $    2,230     $    1,732       $   13,552
                                                        =============================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


1.   Significant Accounting Policies


1.1  Nature of Operations
     --------------------

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, in all states except Maine, New Hampshire, New York and Vermont.

1.2  Preparation of Financial Statements
     -----------------------------------

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of AMFLIC, a wholly owned subsidiary of The Franklin Life Insurance Company (FLIC).

     On August 29, 2001, American General Corporation (AGC), AMFLIC's ultimate parent company, was acquired by American International Group, Inc. (AIG), a Delaware corporation. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of AGC based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of AGC common stock. The merger was accounted for as a pooling and had no impact on the records of AMFLIC.

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from our estimates.

1.3  Investments
     -----------

     Fixed Maturity Securities. All fixed maturity securities were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if the unrealized gains (losses) had been realized and record the net adjustment in accumulated other comprehensive income in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     Policy Loans.  Policy loans are reported at unpaid principal balance.

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Income. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount, as appropriate.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.


1.4  Separate Accounts
     -----------------

     Separate accounts are assets and liabilities associated with certain contracts, principally variable universal life and annuities, for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statement of income. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.5  Deferred Policy Acquisition Costs (DPAC)
     ----------------------------------------

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

     DPAC also is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income in shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses to determine whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)
     ---------------------------------

     The cost assigned to AMFLIC insurance contracts in force at January 31, 1995, the date of AGC's acquisition of FLIC and AMFLIC, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6.19% to 8.25%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities
     ---------------------------------

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. AMFLIC normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on our estimates of the cost of future policy benefits, using the net level premium. Interest assumptions used to compute reserves ranged from 4.5% to 5.5% at December 31, 2001.

1.8  Premium Recognition
     -------------------

     Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other contracts, premiums are recognized when due.

1.9  Reinsurance
     -----------

     AMFLIC limits its exposure to loss on any individual life to $100,000 by ceding additional risks through reinsurance contracts with other insurers, including FLIC. If a reinsurer is not able to meet its obligations, AMFLIC remains liable.

     AMFLIC records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.10 Income Taxes
     ------------

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

2.   Investments

2.1  Fixed Maturity Securities
     ---------------------------

     Valuation. Amortized cost and fair value of fixed maturity securities were as follows:

                                                                 December 31, 2001
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses      Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,566    $    293    $      -    $   6,859
Corporate bonds
  Investment grade                                      5,809         251          63        5,997
  Below investment grade                                1,077          22          36        1,063
Public utilities                                        1,549          81           -        1,630
Mortgage-backed                                         1,941          74           -        2,015
States/political subdivisions                             254           4           -          258
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  17,196    $    725    $     99    $  17,822
                                                  ================================================

                                                                December 31, 2000
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses       Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,584    $    120    $      -    $   6,704
Corporate bonds
  Investment grade                                      4,392         177          36        4,533
  Below investment grade                                1,068           6          18        1,056
Public utilities                                        1,528          82           -        1,610
Mortgage-backed                                           957          54           -        1,011
States/political subdivisions                             201           5           -          206
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  14,730    $    444    $     54    $  15,120
                                                  ================================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.1  Fixed Maturity Securities (continued)
     -------------------------------------

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:

                                                           Amortized       Fair
     In thousands                                             Cost        Value
     --------------------------------------------------------------------------
     Fixed maturity securities, excluding mortgage-backed
       securities, due
         In one year or less                               $   1,994   $  2,036
         In years two through five                             9,131      9,530
         In years six through ten                              2,906      3,019
         After ten years                                       1,224      1,222
     Mortgage-backed securities                                1,941      2,015
                                                           --------------------
       Total fixed maturity securities                     $  17,196   $ 17,822
                                                           ====================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. AMFLIC may sell investments before maturity to achieve corporate requirements and investments strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity securities included in accumulated other comprehensive income at December 31 were as follows:

         In thousands                              2001        2000
         ----------------------------------------------------------
         Gross unrealized gains                $    725   $     444
         Gross unrealized losses                    (99)        (54)
         DPAC  fair value adjustment               (389)       (223)
         CIP fair value adjustment                  (30)        (23)
         Deferred federal income taxes              (73)        (51)
                                               --------------------
         Net unrealized gains on securities    $    134   $      93
                                               ====================

2.2  Investment Income
     -----------------

     Investment income was as follows:

     In thousands                          2001          2000        1999
     --------------------------------------------------------------------
     Fixed maturity securities          $ 1,211       $ 1,142     $ 1,461
     Policy loans                         1,614         1,115         698
     Other investments                      386           339         547
                                        ---------------------------------
     Gross investment income              3,211         2,596       2,706
     Investment expense                      65            63         165
                                        ---------------------------------
     Net investment income              $ 3,146       $ 2,533     $ 2,541
                                        =================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Realized Investment Gains (Losses)
     ----------------------------------

     Realized investment gains (losses), net of DPAC and CIP amortization and investment expenses, were as follows:

     In thousands                                  2001        2000       1999
     -------------------------------------------------------------------------
     Fixed maturity securities                  $     -    $      -    $    56
     Other                                           (2)         (2)       (35)
                                                ------------------------------
     Realized investment gains (losses)         $    (2)   $     (2)   $    21
                                                ==============================

     Voluntary sales of investments resulted in the follow realized gains (losses):

                                                                    Realized
                                                                 --------------
     In thousands               Category             Proceeds    Gains   Losses
     --------------------------------------------------------------------------
            2001           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            2000           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            1999           Available-for-sale        $  1,758    $  56   $    -
     ==========================================================================

2.4  Investments on Deposit
     ----------------------

     At December 31, 2001 and 2000, fixed maturity securities with a carrying value of $6,778,000 and $6,575,000 respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.5  Investment Restrictions
     -----------------------

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2001 and 2000, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000, and $400,000 respectively.

3.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

     In thousands                                    2001      2000      1999
     --------------------------------------------------------------------------
     Beginning at January 1                        $ 87,598  $ 70,989  $ 52,352
     Deferrals                                       13,445    24,127    24,543
     Amortization                                    (7,165)   (6,737)   (6,524)
     Effect of net unrealized (gains)
       losses on securities                            (166)     (779)      646
     Effect of realized investment gains (losses)         3        (2)      (28)
                                                   ----------------------------
     Balance at December 31                        $ 93,715  $ 87,598  $ 70,989
                                                   ============================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

     In thousands                            2001       2000       1999
     --------------------------------------------------------------------
     Balance at January 1                 $  7,367   $   7,884   $  8,941
     Accretion of interest                     619         702        767
     Amortization                           (1,516)     (1,721)    (1,915)
     Effect of net unrealized (gains)
         losses on securities                   (7)        502         96
     Effect of realized investment gains         -           -         (5)
                                          -------------------------------
     Balance at December 31               $  6,463   $   7,367   $  7,884
                                          ===============================

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is:

                                                          Amount
                         Year                         (in thousands)
               ---------------------------------------------------------------

                         2002                              $ 799
                         2003                                698
                         2004                                582
                         2005                                482
                         2006                                441

5.   Income Taxes

     For the period from January 1, 2001 to August 29, 2001, AMFLIC will file a life/life consolidated federal income tax return with its direct parent, FLIC. The method of allocation of tax expense among the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

     For the period August 30, 2001 to December 31, 2001, AMFLIC will join in the filing of a consolidated federal income tax return with its upstream parent, AGC Life Insurance Company (AGC Life) and its life insurance company subsidiaries. AMFLIC has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge AMFLIC a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse AMFLIC for the tax benefits from net losses, if any, within the ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.1  Tax Expense
     -----------

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                         2001          2000         1999
                                     --------------------------------------
         Federal income tax rate         35.0 %        35.0 %        35.0 %
         Invested asset items            (4.0)        (29.1)        (37.7)
         Other                            1.2          (0.3)         (0.5)
                                     --------------------------------------
           Effective tax rate            32.2 %         5.6 %        (3.2)%
                                     ======================================


5.2  Deferred Taxes
     --------------

     Components of deferred tax liabilities and assets at December 31 were as follows:

     In thousands                                      2001       2000
     -------------------------------------------------------------------
     Deferred tax liabilities, applicable to:
       Basis differential of investments           $     223   $     114
       DPAC and CIP                                   22,095      21,491
       Other                                             960         827
                                                   ---------------------
         Total deferred tax liabilities               23,278      22,432
     Deferred tax assets, applicable to:
       Policy reserves                               (22,576)    (23,069)
       Other                                          (1,043)     (1,472)
                                                   ---------------------
         Total deferred tax assets                   (23,619)    (24,541)
                                                   ---------------------
     Net deferred tax assets                       $    (341)  $  (2,109)
                                                   =====================

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

5.3  Taxes Paid
     ------------

     Income taxes paid (recovered) were as follows:

      In thousands               2001     2000         1999
      ------------------------------------------------------
      Federal                 $    -    $ (4,175)     $(447)
      State                       57          38         143

6.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                              2001                    2000
                                                      ----------------------------------------------
                                                      Carrying      Fair        Carrying    Fair
     In thousands                                      Amount       Value        Amount     Value
     -----------------------------------------------------------------------------------------------
     Assets
         Fixed maturity securities                     $ 17,822    $ 17,822    $ 15,120     $ 15,120
         Policy Loans                                    28,755      28,755      25,480       25,480
         Short-term investments                          11,118      11,118       3,430        3,430
         Assets held in separate accounts               570,855     570,855     656,298      656,298
     Liabilities
         Insurance investment contracts                  10,686      10,232       7,636        7,310
         Liabilities related to separate accounts       570,855     570,855     656,298      656,298

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.   Fair Value of Financial Instruments (continued)

     We used the following methods and assumptions to estimate the fair value of our financial instruments:

     Fixed Maturity Securities. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 2001 and 2000 was 5.95% and 6.07%, respectively.

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

7.   Reinsurance

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $    847       $  5,288       $  1,416
     Other income                     1,016            918          1,337
     Benefits                         1,536          6,134          1,756
     Commission expense                  (5)            67            215

     Under the provisions of a modified coinsurance agreement which cedes a portion of the variable universal life product activity, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 11,348       $ 10,118       $ 12,027
     Expense allowances from
        reinsurer                     5,699          9,791          8,531
     Other                              602            416          1,744

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 13,519       $ 12,081       $ 10,687
     Change in policy reserves       12,721         11,760         10,382

8.   Statutory Accounting

     AMFLIC prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner. No significant permitted practices are used to prepare AMFLIC's statutory Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual were reported in the statutory financial statements as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of adoption, AMFLIC reported a change of accounting principle, as an adjustment that increased statutory unassigned surplus, of $200,000 as of January 1, 2001. This net amount included an increase in net deferred tax assets of $12,500,000 offset by a related increase in nonadmitted assets of $12,300,000. The effect of other codification related changes was immaterial.

     At December 31, 2001 and 2000, AMFLIC had statutory stockholder's equity of $49,193,000 and $43,093,000, respectively. AMFLIC's statutory net loss was $1,331,000, $5,964,000 and $2,947,000 for the years ended December 31,
     2001, 2000 and 1999, respectively.

     Generally, AMFLIC is restricted by state insurance laws as to amounts it may pay in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2001 no dividends may be paid out and loans and advances in excess of $12,298,000 may not be transferred without the approval of the Illinois Insurance Department.

9.   Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Interest added to universal
       life contracts and other
       deposit funds               $   2,910      $  2,478       $  2,214
                                   =======================================

10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. Effective January 1, 1999, AMFLIC entered into a shared services agreement with an affiliate. As part of this agreement, administration and general expenses are allocated to AMFLIC based on actual work performed. Allocated expenses for the years ended December 31, 2001, 2000 and 1999, were $13,390,000,
     $17,258,000 and $20,084,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC had no short-term borrowing in 2001 or 2000.

11.  Litigation

     AMFLIC is a party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who exclude themselves from market conduct settlements. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AMFLIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

AIG AMERICAN
    | GENERAL

                                                                  PRIVACY NOTICE
--------------------------------------------------------------------------------

AIG/American General understands that your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of our companies. This notice will help you understand what types of nonpublic personal information we may collect, how we use it and what we do to protect your privacy.

 . Our employees, representatives, agents and selected third parties may collect nonpublic information about you, including:

    -  Information provided to us, such as on applications or other forms
    -  Information about transactions with us, our affiliates or third parties
    - Information from others, such as credit reporting agencies, employers, and federal and state agencies

 . The types of nonpublic personal information that we collect vary according to the products provided and may include your name, address, Social Security number, account balances, income, assets, insurance premiums, coverage and beneficiaries, credit reports, marital status and payment history. We also may collect nonpublic personal health information, such as medical reports, to underwrite insurance policies, administer claims or perform other insurance or related functions.

 . We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who provide products or services to you and who have been trained to handle nonpublic personal information in conformity with this notice.

 . We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

 . We maintain physical, electronic and procedural safeguards designed to protect nonpublic personal information.

 . We do not share nonpublic personal information about you except as permitted by law.

 . We may disclose all types of nonpublic personal information YOU DO that we collect, including information regarding your transactions or experiences with us, when needed, to:

    (i) affiliated AIG/American General companies, including the American International Group family of companies, agents, employees, representatives and other third parties as permitted by law; or

   (ii) other financial institutions with whom we have joint marketing agreements.

 . Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker-dealers, auditors, regulators and reinsurers.

 . Unless authorized by you or by applicable law, we do not share your personally identifiable health information.

 . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG/American General.

 .  You will receive appropriate notice if our privacy policy changes.

 .  Our privacy policy applies to current and former customers.

    THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE.

NEW MEXICO AND VERMONT RESIDENTS ONLY:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure.

Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.


                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     PART A:   None.

     PART B:

     (1) Financial Statements of Separate Account VA-1 of The American Franklin Life Insurance Company:

               Report of Independent Auditors

               Audited Financial Statements:

               Statement of Net Assets, December 31, 2001

               Statement of Operations for the year ended December 31, 2001

               Statement of Changes in Net Assets for the years ended December 31, 2001 and 2000

               Notes to Financial Statements

     (2)       Financial Statements of The American Franklin Life Insurance
               Company:

               Report of Independent Auditors

               Audited Financial Statements:

               Statement of Operations for the years ended December 31, 2001, 2000 and 1999

               Balance Sheet, December 31, 2001 and 2000

               Statement of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999

               Statement of Comprehensive Income for the years ended December 31, 2001, 2000 and 1999

               Statement of Cash Flows for the years ended December 31, 2001, 2000 and 1999

               Notes to Financial Statements

     PART C:   None

     (b)  Exhibits

     1 Certified resolutions regarding organization of Separate Account VA-1 of The American Franklin Life Insurance Company (the "Separate Account").
        (1)

     2  Not applicable.

  3(a) Sales Agreement between Franklin Financial Services Corporation ("Franklin Financial") and the Separate Account, dated as of July 30, 1996. (1)

  3(b) Specimen Registered Representative Agreement between Franklin Financial and registered representatives of Franklin Financial distributing the Contracts. (1)

  3(c)  Schedule of Sales Commissions.  (1)

  3(d) Agreement between American Franklin and Franklin Financial, dated July 30, 1996 regarding supervision of agents. (1)

4(a)(1) Specimen form of Combination Fixed and Variable Annuity Contract (Form
        No. T1575). (2)

4(a)(2) Specimen form of Combination Fixed and Variable Annuity Contract (Form
        No. T1575Z) ("unisex" version). (2)

4(b)(1) Specimen form of Terminal Illness Waiver of Surrender Charges Rider. (2)

4(b)(2) Specimen form of Long Term Care Waiver of Surrender Charges Rider. (2)

   4(c) Specimen form of Qualified Contract Endorsement.  (1)

   4(d)  Specimen form of Individual Retirement Annuity Endorsement.  (2)

   4(e)  Specimen form of Section 457 Contract Endorsement.  (1)

   4(f)  Specimen form of Section 403(b) Annuity Contract Endorsement.  (2)

   4(g)  Specimen form of Death Benefit Endorsement.  (3)

4(h)(1) Specimen form of Individual Retirement Annuity Disclosure Statement and Financial Disclosure available under Contract Form No. T1575 and T1575Z. (Included herein following Part A and preceding Part B of this Registration Statement.)

4(h)(2) Specimen form of Roth Individual Retirement Annuity Disclosure Statement and Financial Disclosure available under Contract Form No. T1575 and T1575Z. (Included herein following Part A and preceding Part B of this Registration Statement.)

   5(a)  Specimen form of Application for Contract Form Nos. T1575 and T1575Z.
         (2)

   5(b)  Specimen form of The Chairman Variable Annuity Service Request Form.
               (Filed herewith)

   6(a)  Certificate of Incorporation of American Franklin.  (4)

   6(b)  By-Laws of The American Franklin Life Insurance Company (amended and restated as of April 14, 1998).  (5)

      7  Not applicable.

8(a)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund ("VIP") and Fidelity Distributors Corporation ("FDC"), dated July 18, 1991. (6)

8(a)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP and FDC. (1)

8(a)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP and FDC. (1)

8(a)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP and FDC. (1)

8(a)(5) Form of Amendment No. 4 dated November, 1996 to Participation Agreement among American Franklin, VIP and FDC. (2)

8(b)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund II ("VIP II") and FDC, dated July 18, 1991. (6)

8(b)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP II and FDC. (1)

8(b)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP II and FDC. (1)

8(b)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP II and FDC. (1)

8(b)(5) Form of Amendment No. 4 dated November, 1996 to Participation Agreement among American Franklin, VIP II and FDC. (2)

   8(c) Sub-License Agreement between FDC and American Franklin, dated July 18, 1991. (6)

8(d)(1) Participation Agreement among MFS Variable Insurance Trust, American Franklin and Massachusetts Financial Services Company ("MFS"), dated July 30, 1996. (1)

8(d)(2) Indemnification Agreement between American Franklin and MFS dated July 30, 1996. (1)

8(d)(3) Form of Amendment No. 1 dated November 1996 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS. (2)

8(d)(4) Form of Amendment No. 2 dated November 1997 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS. (7)

     9 Opinion and consent of Elizabeth E. Arthur, Esq., Assistant Secretary of American Franklin. (1)

10(a)    Consent of Independent Auditors.  (Filed herewith)

10(b)    Opinion & Consent of Pauletta P. Cohn, Esq. (8)

    11   Not applicable.

    12   Not applicable.

    13   Not applicable.

    14   Not applicable

    27   Not applicable

________________________________

(1) Incorporated by reference to similarly designated exhibit to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed August 20, 1996.

(2) Incorporated by reference to similarly designated exhibit to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed November 26, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed on March 1, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 033-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed April 30, 1996.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed on April 27, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed April 30, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed April 30, 1998.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed April 20, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below:

NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH THE DEPOSITOR
----------------                              ------------------

Rodney O. Martin, Jr.                         Director and Chairman
2929 Allen Parkway
Houston, TX 77019

Ronald H. Ridlehuber                          Director and President
2929 Allen Parkway
Houston, TX 77019

David L. Herzog                               Director, Executive Vice President
2929 Allen Parkway                            and Chief Financial Officer
Houston, TX 77019

Robert F. Herbert, Jr.                        Director and Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Sylvia A. Miller                              Director and Vice President
#1 Franklin Square
Springfield, IL 62713

NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH THE DEPOSITOR
----------------                              ------------------

Gary D. Reddick                               Director and Executive
2929 Allen Parkway                            Vice President
Houston, TX 77019

Dan E. Trudan                                 Director, Vice President and
#1 Franklin Square                            Assistant Secretary
Springfield, IL 62713

Christian D. Weiss                            Director, Vice President,
#1 Franklin Square                            Controller, Treasurer and
Springfield, IL 62713                         Assistant Secretary

R. Kendall Nottingham                         Director
70 Pine Street
New York, NY 10270

Nicholas A. O'Kulich                          Director
70 Pine Street
New York, NY 10270

Paul Mistretta                                Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Wayne A. Barnard                              Senior Vice President and
2929 Allen Parkway                            Illustration Actuary
Houston, TX 77019

Robert M. Beuerlein                           Senior Vice President and Chief
2727-A Allen Parkway                          Actuary
Houston, TX 77019

Pauletta P. Cohn                              Senior Vice President and
2929 Allen Parkway                            Co-General Counsel
Houston, TX 77019

Kyle L. Jennings                              Senior Vice President and
2929 Allen Parkway                            Co-General Counsel
Houston, TX 77019

NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH THE DEPOSITOR
----------------                              ------------------
Simon J. Leech                                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire                               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Larry J. O'Brien                              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Steven E. Zimmerman                           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

W. Larry Mask                                 Vice President, Real Estate
2777 Allen Parkway                            Investment Officer and Assistant
Houston, TX 77019                             Secretary

Cheryl E. Morton                              Vice President
#1 Franklin Square
Springfield, IL 62713

Rembert R. Owen, Jr.                          Vice President, Real Estate
2929 Allen Parkway                            Investment Officer and Assistant
Houston, TX 77019                             Secretary

Dale W. Sachtleben                            Vice President and Assistant
#1 Franklin Square                            Secretary
Springfield, IL 62713

Richard W. Scott                              Vice President and Chief
2929 Allen Parkway                            Investment Officer
Houston, TX 77019

T. Clay Spires                                Vice President
2727-A Allen Parkway
Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


  LISTING OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON
                                 CONTROL WITH
   THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY, THE DEPOSITOR OF REGISTRANT

                                                                                                      % OF VOTING
                                                                                                    SECURITIES OWNED
                                                                                JURISDICTION OF     BY ITS IMMEDIATE
NAME OF CORPORATION*                                                             INCORPORATION           PARENT
--------------------------------------------------------------------------------------------------------------------
American General Corporation                                                   Texas                             100%
--------------------------------------------------------------------------------------------------------------------
  AGC Life Insurance Company                                                   Missouri                          100%
--------------------------------------------------------------------------------------------------------------------
     AIG Life of Bermuda, Ltd.                                                 Bermuda                           100%
--------------------------------------------------------------------------------------------------------------------
     All American Life Insurance Company                                       Illinois                          100%
--------------------------------------------------------------------------------------------------------------------
     American General Bancassurance Services, Inc.                             Illinois                          100%
--------------------------------------------------------------------------------------------------------------------
       WSMRP, Ltd.                                                             Turks & Caicos                    100%
--------------------------------------------------------------------------------------------------------------------
     American General Life and Accident Insurance Company                      Tennessee                         100%
--------------------------------------------------------------------------------------------------------------------
     North Central Life Insurance Company                                      Minnesota                         100%
--------------------------------------------------------------------------------------------------------------------
       North Central Caribbean Life, Ltd.                                      Nevis                             100%
--------------------------------------------------------------------------------------------------------------------
     The Old Line Life Insurance Company of America                            Wisconsin                         100%
--------------------------------------------------------------------------------------------------------------------
     The United States Life Insurance Company in the City of New York          New York                          100%
--------------------------------------------------------------------------------------------------------------------
     American General Life Insurance Company                                   Texas                             100%
--------------------------------------------------------------------------------------------------------------------
       American General Annuity Service Corporation                            Texas                             100%
--------------------------------------------------------------------------------------------------------------------
     American General Life Companies                                           Delaware                          100%
--------------------------------------------------------------------------------------------------------------------
     American General Life Insurance Company of New York                       New York                          100%
--------------------------------------------------------------------------------------------------------------------
     The Variable Annuity Life Insurance Company                               Texas                             100%
--------------------------------------------------------------------------------------------------------------------
       The Variable Annuity Marketing Company                                  Texas                             100%
--------------------------------------------------------------------------------------------------------------------
       American General Retirement Services Company                            Texas                             100%
--------------------------------------------------------------------------------------------------------------------
       VALIC Trust Company                                                     Texas                             100%
--------------------------------------------------------------------------------------------------------------------
  American General Property Insurance Company                                  Tennessee                       51.85%**
--------------------------------------------------------------------------------------------------------------------
     American General Property Insurance Company of Florida                    Florida                           100%
--------------------------------------------------------------------------------------------------------------------
  The Franklin Life Insurance Company                                          Illinois                          100%
--------------------------------------------------------------------------------------------------------------------
     The American Franklin Life Insurance Company                              Illinois                          100%
--------------------------------------------------------------------------------------------------------------------
     Franklin Financial Services Corporation                                   Delaware                          100%
--------------------------------------------------------------------------------------------------------------------
  AIG Annuity Insurance Company                                                Texas                             100%
--------------------------------------------------------------------------------------------------------------------

    * Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

   ** Also owned 48.15% by American General Life and Accident Insurance Company.

The Registrant is a separate account of The American Franklin Life Insurance Company (Depositor).

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-02-003222, filed April 1, 2002.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 29, 2002, there were 4,952 owners of Contracts of the class covered by this registration statement 2,664 Qualified Contracts and 2,288 Non-Qualified Contracts).

ITEM 28. INDEMNIFICATION

American Franklin's By-Laws provide, in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer, or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed, for, any expense incurred in connection with any claim or liability arising out of such person's own willful misconduct."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Franklin Financial Services Corporation, also acts as principal underwriter for the Franklin Life Variable Annuity Fund, which offers interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies.

(b)  The directors and principal officers of the principal underwriter are:

NAME AND PRINCIPAL                       POSITION AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         FRANKLIN FINANCIAL SERVICES CORPORATION
--------------------------------------   ---------------------------------------

J. Andrew Kalbaugh                       Director, Chairman, Chief Executive
2727 Allen Parkway                       Officer and President
Houston, TX 77019

Ronald H. Ridlehuber                     Director
2929 Allen Parkway
Houston, TX 77019

Tony M. Carter                           Vice President
#1 Franklin Square
Springfield, IL 62713

Sander J. Ressler                        Vice President, Chief Compliance
2727 Allen Parkway                       Officer and Secretary
Houston, TX 77019

Daniel E. Trudan                         Vice President and Assistant Secretary
#1 Franklin Square
Springfield, IL 62713

Kathy Keith                              Treasurer
#1 Franklin Square
Springfield, IL 62713

Pauletta P. Cohn                         Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Steven A. Glover                         Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore                         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c)  Not Applicable.

ITEM 30.      LOCATION OF RECORDS

     All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The American Franklin Life Insurance Company at its principal executive office located at #1 Franklin Square, Springfield, Illinois 62713 or at American Franklin's Administrative Office located at 2929 Allen Parkway, Houston, Texas 77019-2191.

ITEM 31.  MANAGEMENT SERVICES

     All management services agreements relating to Separate Account VA-1 and the Contracts are described in the Prospectus or Statement of Additional Information forming a part of this Registration Statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     The Registrant undertakes:

     (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus constituting part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request;

     (d) that the Registrant is relying upon the "no-action" letter of the Securities and Exchange Commission dated November 28, 1988 in response to the American Council of Life Insurance with respect to restrictions on withdrawal of amounts from Contracts used in connection with annuity purchase plans meeting the requirements of Internal Revenue Code Section 403(b), which amounts are attributable to contributions made on or after January 1, 1989 pursuant to a salary reduction agreement or to income earned on or after January 1, 1989 with respect to contributions made pursuant to a salary reduction agreement and that the Registrant will comply with the requirement of numbered paragraphs (1) through (4) of such "no-action" letter;

     (e) that the Registrant is relying upon Rule 6c-7 under the 1940 Act with respect to the offer and sale of Contracts to participants in the Texas Optional Retirement Program and that the Registrant will comply with the provisions of paragraphs (a) - (d) of Rule 6c - 7.

     (f) The American Franklin Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The American Franklin Life Insurance Company in connection with the Contracts.

                              POWERS OF ATTORNEY

  Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The American Franklin Life Insurance Company Separate Account VA-1, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 17th day of April, 2002.


                                THE AMERICAN FRANKLIN LIFE INSURANCE
                                COMPANY
                                SEPARATE ACCOUNT VA-1
                                (Registrant)

                         BY:    THE AMERICAN FRANKLIN LIFE INSURANCE
                                COMPANY
                                (On behalf of the Registrant and itself)



                         BY:    /s/  ROBERT F. HERBERT, JR.
                           ---------------------------
                                     Robert F. Herbert, Jr.
                                     Senior Vice President



[SEAL]



ATTEST:    /s/  LAUREN W. JONES
           --------------------
               Lauren W. Jones
               Assistant Secretary

  As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                          Title                         Date
---------                          -----                         ----



/s/  RODNEY O. MARTIN, JR.         Director and Chairman         April 17, 2002
--------------------------
Rodney O. Martin, Jr.



/s/  RONALD H. RIDLEHUBER          Director and President        April 17, 2002
-------------------------
Ronald H. Ridlehuber



/s/  DAVID L. HERZOG               Director and Chief            April 17, 2002
--------------------               Financial Officer
David L. Herzog



/s/  ROBERT M. BEUERLEIN           Director                      April 17, 2002
------------------------
Robert M. Beuerlein



/s/  ROBERT F. HERBERT, JR.        Director                      April 17, 2002
---------------------------
Robert F. Herbert, Jr.



/s/  SYLVIA A. MILLER              Director                      April 17, 2002
---------------------
Sylvia A. Miller



/s/  GARY D. REDDICK               Director                      April 17, 2002
--------------------
Gary D. Reddick



/s/  DAN E. TRUDAN                 Director                      April 17, 2002
------------------
Dan E. Trudan

Signature                          Title                         Date
---------                          -----                         ----

/s/  CHRISTIAN D. WEISS            Director                      April 17, 2002
-----------------------
Christian D. Weiss



/s/  R. KENDALL NOTTINGHAM         Director                      April 17, 2002
--------------------------
R. Kendall Nottingham



/s/  NICHOLAS A. O'KULICH          Director                      April 17, 2002
-------------------------
Nicholas A. O'Kulich

                                 EXHIBIT INDEX
                                 -------------



5(b)   Specimen form of The Chairman Variable Annuity Service Request Form

10(a)  Consent of Independent Auditors


                                      E-1